SUPPLEMENT DATED JULY 1, 2005
                                              TO PROSPECTUSES DATED MAY 21, 2005

The Travelers Series Trust:
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio
         Salomon Brothers Strategic Total Return Bond Portfolio
         Strategic Equity Portfolio
         Van Kampen Enterprise Portfolio
         Travelers Managed Income Portfolio

The following information supplements the prospectus for each of the above referenced Funds. Please retain this supplement and keep it with your prospectus for future reference.

The first two paragraphs in the section entitled " Market Timing" are hereby deleted and replaced with the following:

MARKET TIMING

The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or
(ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a fund's assets ((i) and (ii), "market timing"). The Trust is not intended for investment by market timers and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the investment adviser expects, in the near future, to begin to monitor cash flows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conduct certain test to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the investment adviser may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.





L-24537                                                               July, 2005

  The Travelers Series Trust

-----------------
   PROSPECTUS
-----------------

   MAY 21, 2005
   (SUPPLEMENTED JULY 1, 2005)



   AIM CAPITAL APPRECIATION PORTFOLIO




















--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

   SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

--------------------------------------------
      CONTENTS
--------------------------------------------

      THE TRAVELERS SERIES TRUST (THE "COMPANY") CONSISTS OF 29 SEPARATE INVESTMENT FUNDS, EACH WITH ITS OWN INVESTMENT OBJECTIVE AND POLICIES. THIS PROSPECTUS RELATES TO ONE OF THOSE FUNDS. EACH OF THE 29 FUNDS OFFERS DIFFERENT LEVELS OF POTENTIAL RETURN AND INVOLVES DIFFERENT LEVELS OF RISK.

                                                                            PAGE

--------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE ........................................    2

MORE ON THE FUND'S INVESTMENTS AND RELATED RISKS ..........................    6

MANAGEMENT ................................................................    9

SHARE TRANSACTIONS ........................................................   11

SHARE PRICE ...............................................................   13

DIVIDENDS, DISTRIBUTIONS AND TAXES ........................................   14

FINANCIAL HIGHLIGHTS ......................................................   15

--------------------------------------------------------------------------------

---------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE
---------------------------------------------

AIM CAPITAL APPRECIATION PORTFOLIO


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

Capital appreciation

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests principally in common stocks of companies the subadviser believes are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

ADDITIONAL INVESTMENTS For information on the fund's additional investments and related risks, please read pages 6-8.

--------------------------------------------------------------------------------


                                 SELECTION PROCESS

                                 FMR is not constrained to any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

                                 IN SELECTING INDIVIDUAL COMPANIES FOR
                                 INVESTMENT, THE SUBADVISER LOOKS FOR THE
                                 FOLLOWING:

                                 o New or innovative products, services or
                                   processes that should enhance future earnings

                                 o Increasing market share

                                 o Experienced and effective management

                                 o Competitive advantages

                                 The subadviser then considers whether to sell a particular security when it no longer meets these criteria.

                                 In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes the fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

PRINCIPAL RISKS OF INVESTING IN THE FUND

While investing in growth and value securities can bring benefits, it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

o  The U.S. stock market declines.

o An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.

o The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

o Key economic trends become materially unfavorable.

The fund may invest in relatively new or unseasoned companies that are in their early stages of development. Smaller, unseasoned companies present greater risks than securities of larger, more established companies because:

o They may be dependent on a small number of products or services for their revenues

o They may lack substantial capital reserves to make needed capital investments or absorb losses

o  They may have less experienced management

o  Their securities may be less widely traded, less liquid and more volatile

o Recession or adverse economic trends are more likely to sharply and negatively affect their earnings and financial condition

o Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and potential lack of strict financial and accounting controls and standards.

The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

--------------------------------------------------------------------------------

FUND PERFORMANCE

THE PERFORMANCE SHOWN IN THE BAR CHART, QUARTERLY RETURNS, AND RISK RETURN TABLE SHOWN BELOW IS FOR THE FUND'S PREDECESSOR FUND, AIM CAPITAL APPRECIATION PORTFOLIO, A SERIES OF TRAVELERS SERIES FUND ("PREDECESSOR FUND").

ON JULY 1, 2005, PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION THAT WAS APPROVED BY THE PREDECESSOR FUND'S SHAREHOLDERS, THE FUND ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF THE PREDECESSOR FUND.

THIS BAR CHART INDICATES THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. PERFORMANCE FIGURES DO NOT REFLECT EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. THESE EXPENSES WILL REDUCE PERFORMANCE. PLEASE REFER TO THE SEPARATE ACCOUNT PROSPECTUS FOR MORE INFORMATION ON EXPENSES.

QUARTERLY RETURNS Highest: 35.92% in 4th quarter 1999; Lowest: -23.04% in 3rd quarter 2001

[Data below represents bar chart in the printed piece]

RISK RETURN BAR CHART

1996    15.01%
1997    12.15%
1998    17.21%
1999    42.96%
2000   -10.40%
2001   -23.76%
2002   -23.87%
2003    29.31%
2004     6.50%


TOTAL RETURN

THE BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S SHARES FOR EACH OF THE FULL CALENDAR YEARS SINCE ITS INCEPTION.


================================================================================
  RISK RETURN TABLE

  This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.

-------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)
-------------------------------------------------------------------------------------------------------

                                        Inception Date    1 year       Five years    Since inception
-------------------------------------------------------------------------------------------------------
  Fund                                     10/10/95        6.50%         (6.46)%           4.40%
-------------------------------------------------------------------------------------------------------
  S&P 500 Index                                           10.81%         (2.30)%          17.01%*
-------------------------------------------------------------------------------------------------------
  Lipper Variable Multi-Cap Growth
    Fund Average                                          10.40%         (7.07)%          8.15%**
-------------------------------------------------------------------------------------------------------

 * Index comparison begins on 10/10/95.

** Index comparison begins on 10/31/95 since index comparison is not available from the fund's inception date.


COMPARATIVE PERFORMANCE

THIS TABLE INDICATES THE RISK OF INVESTING IN THE FUND BY COMPARING THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS SHOWN TO THAT OF THE LIPPER VARIABLE MULTI-CAP GROWTH FUND AVERAGE, AN AVERAGE OF THE PERFORMANCE OF THE 110 LARGEST MULTI-CAP GROWTH MUTUAL FUNDS TRACKED BY LIPPER INC., AN INDEPENDENT MUTUAL-FUND PERFORMANCE MONITOR, AND THE S&P 500 INDEX, A MARKET-VALUE WEIGHTED INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS. FIGURES FOR THE INDICES INCLUDE REINVESTMENT OF DIVIDENDS. THE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES OF A MUTUAL FUND. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.


================================================================================
  FEE TABLE

-----------------------------------------------------------------------------------------
  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------
  Maximum sales charge on purchases                                              N/A
  Maximum deferred sales charge on redemptions                                   N/A
-----------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
-----------------------------------------------------------------------------------------
              Management fees                                                    0.80%
-----------------------------------------------------------------------------------------
              Distribution and service (12b-1) fees                              None
-----------------------------------------------------------------------------------------
              Other expenses                                                     0.05%
-----------------------------------------------------------------------------------------
              Total annual fund operating expenses                               0.85%
-----------------------------------------------------------------------------------------

FEES AND EXPENSES

THIS TABLE SETS FORTH THE FEES AND EXPENSES YOU WILL PAY IF YOU INVEST IN SHARES OF THE FUND. THESE FEES AND EXPENSES DO NOT REFLECT ANY OF THE FEES AND EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF SUCH FEES WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

================================================================================
  EXAMPLE

------------------------------------------------------------------------------------------------
  NUMBER OF YEARS YOU OWNED YOUR SHARES          1 YEAR     3 YEARS      5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------
  Your costs would be                              $87       $271         $471        $1049

  The example assumes:   o  You invest $10,000 for the period shown
                         o  You reinvest all distributions and dividends without
                            a sales charge
                         o  The fund's operating expenses (before fee waivers
                            and/or expense reimbursements, if any) remain the same
                         o  Your investment has a 5% return each year--the
                            assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance
                         o  Redemption of your shares at the end of the period

THIS EXAMPLE HELPS YOU COMPARE THE COST OF INVESTING IN THE FUND WITH OTHER MUTUAL FUNDS. YOUR ACTUAL COST MAY BE HIGHER OR LOWER. THIS EXAMPLE DOES NOT INCLUDE EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF THE EXAMPLE INCLUDED THESE EXPENSES, THE FIGURES SHOWN WOULD BE HIGHER.














                                             TRAVELERS SERIES FUND INC.        5

More on the Fund's Investments and Related Risks

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES

--------------------------------------------------------------------------------

The section entitled
"Investments, Risks and
Performance" describes the
fund's investment objective
and its principal investment
strategies and risks. This
section provides some
additional information about
the fund's investments and
certain investment management
techniques the fund may use.
More information about the
fund's investments and
portfolio management
techniques, some of which
entail risk, is included in
the Statement of Additional
Information (SAI). To find
out how to obtain an SAI,
please turn to the back cover
of this prospectus.

--------------------------------------------------------------------------------

EQUITY INVESTMENTS             The fund may invest in all types of equity
                               securities. Equity securities include
                               exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

--------------------------------------------------------------------------------

FIXED INCOME INVESTMENTS       The fund may, to a limited extent, invest in
                               fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks;
                               the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

                               Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               CREDIT QUALITY

                               If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                               INVESTMENT GRADE SECURITIES

                               Securities are investment grade if:

                               o They are rated in one of the top four long-term
                                 rating categories of a nationally recognized statistical rating organization.

                               o They have received a comparable short-term or
                                 other rating.

                               o They are unrated securities that the manager
                                 believes are of comparable quality to
                                 investment grade securities.

--------------------------------------------------------------------------------

FOREIGN INVESTMENTS            The fund may invest up to 20% of its total assets
                               in foreign securities.

                               Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability, more limited availability of accurate information about foreign issuers and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                               The Economic and Monetary Union (EMU) and the introduction of a single European currency (the
                               Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

--------------------------------------------------------------------------------

SPECIAL SITUATIONS             The fund may invest in "special situations." A
                               special situation arises when, in the opinion of management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DERIVATIVES AND HEDGING        The fund may use derivative contracts, such as
TECHNIQUES                     futures and options onsecurities, securities
                               indices or currencies; options on these futures;
                               forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                               o To hedge against the economic impact of adverse
                                 changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

                               o As a substitute for buying or selling
                                 securities

                               o To enhance the fund's return

                               o As a cash flow management technique

                               A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

SECURITIES LENDING             The fund may engage in securities lending to
                               increase its net investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------

DEFENSIVE INVESTING            The fund may depart from its principal investment
                               strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

PORTFOLIO TURNOVER             The fund may engage in active and frequent
                               trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS             The fund's policies and procedures with respect
                               to the disclosure of the fund's portfolio securities are described in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

--------------------------------------------------------------------------------

Management

THE MANAGER

Travelers Investment Adviser Inc. ("TIA" or the "manager") is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

TRAVELERS INVESTMENT ADVISER INC.

Effective July 1, 2005, TIA is an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TIA was an indirect wholly owned subsidiary of Citigroup Inc. TIA is located at One Cityplace, Hartford, CT 06103. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.77 billion as of December 31, 2004.

The fees TIA receives for its services are as follows:

   ----------------------------------------------------------------------------------------------------

                                                 ACTUAL MANAGEMENT FEE
                                                 PAID FOR THE FISCAL YEAR     CONTRACTUAL MANAGEMENT
                                                 ENDED OCTOBER 31, 2004       FEE PAID
                                                 (AS A PERCENTAGE             (AS A PERCENTAGE
                                                 OF THE FUND'S                OF THE FUND'S
   FUND                                          AVERAGE DAILY NET ASSETS)    AVERAGE DAILY NET ASSETS)
   ----------------------------------------------------------------------------------------------------
   AIM Capital Appreciation Portfolio                   0.80 %                       0.80 %
   ----------------------------------------------------------------------------------------------------

THE PORTFOLIO MANAGER

The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the names and business experience of the fund's portfolio managers.

------------------------------------------------------------------------------------------------------------------------
  FUND                              PORTFOLIO MANAGER                                   BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------
  AIM CAPITAL
    APPRECIATION PORTFOLIO          KENNETH A. ZSCHAPPEL (since inception)              Senior Portfolio Manager
                                    A I M Capital Management, Inc.                      (lead manager),
                                    11 Greenway Plaza                                   A I M Capital Management, Inc.
                                    Suite 100
                                    Houston, TX 77046

                                    ROBERT J. LLOYD (since May 1, 2003)                 Portfolio Manager,
                                    A I M Capital Management, Inc.                      A I M Capital; trader for
                                                                                        American Electric Power from
                                                                                        1995 to 2001. A I M Capital
                                                                                        Management, Inc.

                                    CHRISTIAN A. COSTANZO (since May 1, 2003)           Senior Portfolio Manager,
                                    A I M Capital Management, Inc.                      A I M Capital Management, Inc.

                                    BRYAN A. UNTERHALTER (since 2003)                   Senior Portfolio Manager,
                                                                                        A I M Capital Management, Inc.

------------------------------------------------------------------------------------------------------------------------

As the lead manager, Mr. Zschappel generally has final authority over all aspects of the Portfolio's investments, construction techniques, risk assessment, and the degree to which Mr. Zschappel may perform these functions, and the nature of these functions, may change from time to time.

They are assisted by AIM's Multi Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of AIM. Team members provide research support and make securities recommendations with respect to the fund, but do no have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time.

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and (c) continue the employment of an existing subadvisor on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadvisor. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TIA is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers.

ADMINISTRATOR AND TRANSFER AGENT

The Travelers Insurance Company ("TIC") serves as the fund's administrator. TIC has entered into a sub-administrative service agreement with State Street Bank and Trust Company to perform the fund's administrative, pricing and bookkeeping services. TIC on behalf of the fund has also entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent.

ADDITIONAL INFORMATION ABOUT THE SUBADVISER

A I M CAPITAL MANAGEMENT, INC. ("AIM Capital") is a wholly owned subsidiary of A I M Advisors, Inc., a registered investment adviser. AIM Capital and A I M Advisors, Inc. manage approximately $138 billion in assets as of December 31, 2004.

RECENT DEVELOPMENTS

On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Funds"), which included the Predecessor Fund.

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group ("First Data"), the Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before. Additionally, the SEC order finds that Citigroup Asset Management ("CAM"), the Citigroup business unit that, until the sale of Travelers Life & Annuity ("TL&A") by Citigroup to MetLife was consummated, included this fund's investment manager, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers.

The remaining $183.7 million to be paid under the SEC order, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order. Independent of this requirement and in connection with the sale of TL&A by Citigroup to MetLife, TIC, on behalf of the fund, has entered into an agreement with PFPC, under which PFPC serves as the fund's transfer agent.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.


Share Transactions

AVAILABILITY OF THE FUND

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies Trustees through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.

REDEMPTION OF SHARES

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

MARKET TIMING

The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or
(ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any fund and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the investment adviser monitors cashflows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the investment adviser may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

LIMITATIONS ON THE TRUST'S ABILITY TO DETECT AND DETER MARKET TIMING

The funds are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

RISKS ASSOCIATED WITH MARKET TIMING GENERALLY

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of fund shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the fund's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a fund to sell fund securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a fund may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect fund performance.

Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.

Share Price

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The Board of Directors has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund's currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund's Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

Financial Highlights

Subject to the approval of the Predecessor Fund's shareholders, on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no investment operations. Under these circumstances, the fund is required to present financial information of the Predecessor Fund.

The financial highlights table is intended to help you understand the performance of the Predecessor Fund for the past five years. The information in the following table has been derived from the Predecessor Fund's financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

For a share of capital stock outstanding throughout each year ended October 31.

                                                         --------------------------------------------------------
                                                                     AIM CAPITAL APPRECIATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------

                                                         2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $9.63       $8.04       $9.11      $21.73       $16.30
-----------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment loss                                    (0.02)      (0.02)      (0.03)      (0.02)       (0.07)
  Net realized and unrealized gain (loss)                 0.37        1.61       (1.04)      (8.72)        6.03
-----------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                       0.35        1.59       (1.07)      (8.74)        5.96
-----------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net realized gains                                        --          --          --       (3.88)       (0.53)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                         --          --          --       (3.88)       (0.53)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $9.98       $9.63       $8.04       $9.11       $21.73
-----------------------------------------------------------------------------------------------------------------
Total return(1)                                           3.63%      19.78%     (11.75)%    (43.36)%      36.53%
-----------------------------------------------------------------------------------------------------------------
Net assets, end of year (millions)                        $234        $178        $172        $224         $435
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                                0.85%(2)    0.85%       0.85%       0.83%        0.83%
  Net investment loss                                    (0.18)      (0.25)      (0.28)      (0.20)       (0.35)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     71%         49%         65%         77%          91%
-----------------------------------------------------------------------------------------------------------------

(1) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(2) The investment manager waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratios did not change due to these waivers.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

The Travelers Series Trust


Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One City Place, Hartford CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the funds may not lawfully sell its shares.

                       AIM Capital Appreciation Portfolio




















(Investment Company Act file no. 811-6465)                               L-24529

THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------
PROSPECTUS
--------------------------------------------------------------------------------

MAY 21, 2005
(SUPPLEMENTED JULY 1, 2005)


MFS TOTAL RETURN PORTFOLIO







--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
--------------------------------------------------------------------------------


SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

THE TRAVELERS SERIES TRUST (THE "COMPANY") CONSISTS OF 29 SEPARATE INVESTMENT FUNDS, EACH WITH ITS OWN INVESTMENT OBJECTIVE AND POLICIES. THIS PROSPECTUS RELATES TO ONE OF THOSE FUNDS. EACH OF THE 29 FUNDS OFFERS DIFFERENT LEVELS OF POTENTIAL RETURN AND INVOLVES DIFFERENT LEVELS OF RISK.

                                                                            PAGE
--------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE.........................................    2
MORE ON THE FUND'S INVESTMENTS AND RELATED RISKS...........................    6
MANAGEMENT.................................................................   10
SHARE TRANSACTIONS.........................................................   13
SHARE PRICE................................................................   14
DIVIDENDS, DISTRIBUTIONS AND TAXES.........................................   15
FINANCIAL HIGHLIGHTS.......................................................   16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE
--------------------------------------------------------------------------------


MFS TOTAL RETURN PORTFOLIO


INVESTMENT OBJECTIVES

PRIMARY: Above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital.

SECONDARY: Growth of capital and growth of income.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The fund's fixed income securities include corporate debt obligations of any maturity, Brady bonds, U.S. Government securities, mortgage-backed securities, zero-coupon bonds, deferred interest bonds and payment in kind bonds.

CREDIT QUALITY: The fund's assets may consist of both investment grade and lower quality securities. The fund may invest up to 20% of the fund's assets in nonconvertible fixed income securities rated below investment grade or unrated securities of equivalent quality.

ADDITIONAL INVESTMENTS For information on the fund's additional investments and related risks, please read pages 6-9.

--------------------------------------------------------------------------------
                    SELECTION PROCESS

                    Under normal market conditions and depending on the subadviser's view of economic and money market conditions, fiscal and monetary policy and security values, the fund's assets will be allocated among fixed income and equity investments within the following ranges:

                    o between 40% and 75% in equity securities

                    o at least 25% in non-convertible fixed income securities

                    EQUITY INVESTMENTS

                    The subadviser uses a "bottom up" investment approach in selecting securities based on its fundamental analysis (such as an analysis of earnings, cash flows, dividends, competitive position and management's abilities) of an individual security's value. In selecting individual equity securities for investment, the subadviser seeks companies:

                    o that are undervalued in the market relative to their
                      long-term potential because the market has overlooked them or because they are temporarily out of favor in the market due to market declines, poor economic conditions or adverse regulatory or other changes

                    o that generally have low price-to-book, price-to-sales
                      and/or price-to-earnings ratios

                    o with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

The subadviser also invests in convertible securities that generally provide a fixed income stream and an opportunity to participate in an increase in the market price of the underlying common stock.

FIXED INCOME INVESTMENTS

The subadviser periodically assesses the three month outlook for inflation rate changes, economic growth and other fiscal measures and their effect on U.S. Treasury interest rates. Using that assessment, the subadviser determines a probable difference between total returns on U.S. Treasury securities and on other types of fixed income securities and selects those securities the subadviser believes will deliver favorable returns.

PRINCIPAL RISKS OF INVESTING IN THE FUND

While investing in a mix of equity and debt securities can bring added benefits, it may also involve risks. Investors could lose money in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

o The subadviser's allocation of investments between equity and fixed income securities results in missed attractive investment opportunities by underweighting markets that generate significant returns or losses incurred by overweighting markets that experience significant declines.

o The subadviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

o Equity investments lose their value due to a decline in the U.S. stock market.

o    Value or large capitalization stocks are temporarily out of favor.

o An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.

o    Key economic trends become materially unfavorable.

o Fixed income investments lose their value due to an increase in interest rates.

o The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.

o It becomes necessary to enforce rights against the assets underlying mortgage- and asset-backed securities even though the securities themselves are subject to the same default risks as other fixed income securities.

o As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call risk.

o As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.

o Interest rates change, because securities with longer maturities are more sensitive to interest rate changes and may be more volatile. The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have less liquid and more volatile markets than in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

IMPACT OF HIGH PORTFOLIO TURNOVER The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

FUND PERFORMANCE

THIS BAR CHART INDICATES THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. PERFORMANCE FIGURES DO NOT REFLECT EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. THESE EXPENSES WILL REDUCE PERFORMANCE. PLEASE REFER TO THE SEPARATE ACCOUNT PROSPECTUS FOR MORE INFORMATION ON EXPENSES.

THE PERFORMANCE IN THE BAR CHART, QUARTERLY RETURNS, AND RISK RETURN TABLE SHOWN BELOW IS FOR THE FUND'S PREDECESSOR, MFS TOTAL RETURN PORTFOLIO, A SERIES 4 TRAVELERS SERIES FUND ("PREDECESSOR FUND").

ON JULY 1, 2005, PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION THAT WAS APPROVED BY THE PREDECESSOR FUND'S SHAREHOLDERS, THE FUND ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF THE PREDECESSOR FUND.

QUARTERLY RETURNS:
Highest: 10.60% in 2nd quarter 2003;
Lowest: -8.32% in 3rd quarter 2002

RISK RETURN BAR CHART

DATA BELOW REPRESENTS A BAR CHART IN THE PRINTED PIECE

1995   25.70%
1996   14.51%
1997   21.18%
1998   11.67%
1999    2.63%
2000   16.64%
2001    0.00%
2002   -5.26%
2003   16.53%
2004   11.46%

TOTAL RETURN

THE BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S SHARES FOR EACH OF THE FULL CALENDAR YEARS SINCE ITS INCEPTION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RISK RETURN TABLE
This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends

-------------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)
-------------------------------------------------------------------------------------------------------------------
                        Inception Date      1 year      Five years      Ten years     Since inception
-------------------------------------------------------------------------------------------------------------------
  Fund                      6/16/94         11.46%         7.50%         11.12%             n/a
-------------------------------------------------------------------------------------------------------------------
  S&P 500                                   10.87%        (2.30)%        12.07%             n/a
-------------------------------------------------------------------------------------------------------------------
  Lehman Brothers
    Aggregate Index                          4.34%         7.71%          7.72%             n/a
-------------------------------------------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE

THIS TABLE INDICATES THE RISK OF INVESTING IN THE FUND BY COMPARING THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS SHOWN TO THAT OF THE S&P 500 INDEX, A MARKET-VALUE WEIGHTED INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS, THE LEHMAN BROTHERS AGGREGATE BOND INDEX ("LEHMAN BROTHERS AGGREGATE INDEX"), A BROAD-BASED UNMANAGED INDEX COMPRISED OF ISSUES OF U.S. TREASURIES, AGENCIES, CORPORATE BONDS AND MORTGAGE-BACKED SECURITIES. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
  FEE TABLE
-------------------------------------------------------------------------------------------------------------------
  SHAREHOLDER FEES (PAID DIRECTLY INTO YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------
  Maximum sales charge on purchases                                                   None
-------------------------------------------------------------------------------------------------------------------
  Maximum deferred sales charge on redemptions                                        None
-------------------------------------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
              Management fees*                                                        0.79%
-------------------------------------------------------------------------------------------------------------------
              Distribution and service (12b-1) fees                                   None
-------------------------------------------------------------------------------------------------------------------
              Other expenses                                                          0.02%
-------------------------------------------------------------------------------------------------------------------
              Total annual fund operating expenses                                    0.81
-------------------------------------------------------------------------------------------------------------------

FEES AND EXPENSES

THIS TABLE SETS FORTH THE FEES AND EXPENSES YOU WILL PAY IF YOU INVEST IN SHARES OF THE FUND. THESE FEES AND EXPENSES DO NOT REFLECT ANY OF THE FEES AND EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF SUCH FEES WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

*EFFECTIVE NOVEMBER 1, 2004, THE FUND HAS A FEE SCHEDULE THAT REDUCES THE MANAGEMENT FEE PAYABLE ON ASSETS IN EXCESS OF $600 MILLION AS FOLLOWS: 0.80% ON ASSETS UP TO $600 MILLION; 0.775% ON ASSETS IN EXCESS OF $600 MILLION AND UP TO AND INCLUDING $900 MILLION; 0.75% ON ASSETS IN EXCESS OF $900 MILLION AND UP TO AND INCLUDING $1.5 BILLION; 0.725% ON ASSETS IN EXCESS OF $1.5 BILLION AND UP TO AND INCLUDING $2.5 BILLION; AND 0.675% ON ASSETS IN EXCESS OF $2.5 BILLION. EFFECTIVE FEBRUARY 25, 2005, FOR PURPOSES OF MEETING THE VARIOUS ASSET LEVELS AND DETERMINING AN EFFECTIVE FEE RATE, THE COMBINED AVERAGE DAILY NET ASSETS OF THE FUND AND TWO OTHER PORTFOLIOS OF THE TRAVELERS SERIES TRUST SUBADVISED BY MFS ARE USED IN PERFORMING THE CALCULATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  EXAMPLE
-------------------------------------------------------------------------------------------------------------------
  NUMBER OF YEARS YOU OWNED YOUR SHARES                 1 YEAR          3 YEARS       5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------------
                                                          $83            $259          $450           $1,002

  Your costs would be
  The example assumes:      o You invest $10,000 for the period shown
                            o You reinvest all distributions and dividends
                              without a sales charge
                            o The fund's operating expenses (before fee
                              waivers and/or expense reimbursements,
                              if any) remain the same
                            o Your investment has a 5% return each year-the
                              assumption of a 5% return is required
                              by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance
                            o Redemption of your shares at the end of the period

THIS EXAMPLE HELPS YOU COMPARE THE COST OF INVESTING IN THE FUND WITH OTHER MUTUAL FUNDS. YOUR ACTUAL COST MAY BE HIGHER OR LOWER. THE EXAMPLE DOES NOT INCLUDE EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF THE EXAMPLE INCLUDED THESE EXPENSES, THE FIGURES SHOWN WOULD BE HIGHER.

MORE ON THE FUND'S INVESTMENTS AND RELATED RISKS

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------------------
The section entitled "Investments,           The fund may invest without limit in ADRs and up to 20% of its total
Risks and Performance" describes             assets in foreign securities.
the fund's investment objectives
and its principal investment
strategies and risks.
This section provides some additional
information about the fund's investments
and certain investment management
techniques the fund may use.
More information about the fund's
investments and portfolio management
techniques, some of which
entail risk, is included in the
Statement of Additional Information
(SAI). To find out how to obtain an SAI,
please turn to the back cover of this
prospectus.
-------------------------------------------------------------------------------------------------------------------------
EQUITY INVESTMENTS                           Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and\
                                             equity participations.
-------------------------------------------------------------------------------------------------------------------------
FIXED INCOME INVESTMENTS                     Subject to its particular investment policies, the fund
                                             may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the
                                             U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations;
                                             and foreign governments and their political subdivisions.

                                             Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                                                The fund may invest in mortgage-backed and asset-backed securities.
                                                Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit
                                                card receivables and other categories of receivables.
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                             CREDIT QUALITY

                                             If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                                             INVESTMENT GRADE SECURITIES

                                             Securities are investment grade if:

                                             o  They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

                                             o  They have received a comparable short-term or other rating.

                                             o  They are unrated securities that the manager believes are of comparable quality to investment grade securities.

                                             HIGH YIELD, LOWER QUALITY SECURITIES

                                             The fund may invest in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.
-------------------------------------------------------------------------------------------------------------------------
FOREIGN AND EMERGING                         The fund may invest in foreign securities.
MARKET INVESTMENTS
                                             Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks.
                                             These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S.
                                             dollar will affect the U.S. dollar value of the fund's assets.
-------------------------------------------------------------------------------------------------------------------------
                                             Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries.
                                             Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

                                             The Economic and Monetary Union (EMU) and the introduction of a single
                                             European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits; however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                             SOVEREIGN GOVERNMENT AND SUPRANATIONAL DEBT

                                             The fund may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets.
                                             These sovereign debt securities may include:

                                             o  Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political
                                                subdivisions located in emerging market countries.

                                             o  Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.

                                             o  Participations in loans between emerging market governments and financial institutions.

                                             o  Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.

                                             o  Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

                                             o  Brady Bonds.

                                             o  Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.

                                             o  Fixed income securities issued by supranational entities such as the
                                                World Bank or the European Economic Union (a supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development).
-------------------------------------------------------------------------------------------------------------------------
DERIVATIVES AND HEDGING                      The fund may, but need not, use derivative contracts,
TECHNIQUES                                   such as futures and  options on securities, securities indices or currencies; options on these futures; forward currency contracts;
                                             and interest rate or currency swaps for any of the following purposes:

                                             o  To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

                                             o  As a substitute for buying or selling securities

                                             o  To enhance the fund's return

                                             o  As a cash flow management technique

                                             A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING                           The fund may engage in securities lending to increase its net investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
-------------------------------------------------------------------------------------------------------------------------
DEFENSIVE INVESTING                          The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER                           The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO HOLDINGS                           The fund's policies and procedures with respect to the
                                             disclosure of the fund's portfolio securities are described in the SAI.
-------------------------------------------------------------------------------------------------------------------------
The fund may also use other strategies and invest in other securities that are described, along with their risks, in the
Statement of Additional Information ("SAI"). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.
-------------------------------------------------------------------------------------------------------------------------


MANAGEMENT

THE MANAGER

Travelers Investment Adviser Inc. ("TIA" for the "Manager") is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

TRAVELERS INVESTMENT ADVISER INC.

Effective July 1, 2005, TIA is an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TIA was an indirect wholly owned subsidiary of Citigroup Inc. TIA is located at One Cityplace, Hartford, CT 06103. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.77 billion as of December 31, 2004.

Fees TIA receives from the fund for its services are as follows:

----------------------------------------------------------------------------------------------------------------------
                                                               ACTUAL MANAGEMENT FEE
                                                               PAID FOR THE FISCAL YEAR     CONTRACTUAL MANAGEMENT
                                                               ENDED OCTOBER 31, 2004       FEE PAID
                                                               (AS A PERCENTAGE             (AS A PERCENTAGE
                                                               OF THE FUND'S                OF THE FUND'S
     FUND                                                      AVERAGE DAILY NET ASSETS)    AVERAGE DAILY NET ASSETS*)
-----------------------------------------------------------------------------------------------------------------------
     MFS Total Return Portfolio                                        0.80%
     Up to $600 million                                                                          0.800%
-----------------------------------------------------------------------------------------------------------------------
     In excess of $600 million and up to and including
       $900 million                                                                              0.775%
-----------------------------------------------------------------------------------------------------------------------
     In excess of $900 million and up to and including
       $1.5 billion                                                                              0.750%
-----------------------------------------------------------------------------------------------------------------------
     In excess of $1.5 billion and up to and including
       $2.5 billion                                                                              0.725%
-----------------------------------------------------------------------------------------------------------------------
     In excess of $2.5 billion                                                                   0.675%
-----------------------------------------------------------------------------------------------------------------------



* For purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of the fund and two other portfolios of the Trust for which an affiliate of TIA is Manager and Massachusetts Financial Services Company is Subadviser are used in performing the calculation.

THE PORTFOLIO MANAGER

The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the names and business experience of the fund's portfolio managers.

------------------------------------------------------------------------------------------------------------------------------------
  FUND                              PORTFOLIO MANAGER                                   BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
  MFS TOTAL RETURN                  BROOKS TAYLOR (since 2004)                          Vice President, head of the portfolio
  PORTFOLIO                         Manager of investment team                          management team and manager of
                                    Massachusetts Financial Services                    the fund's equity portion of the
                                    Company ("MFS")                                     portfolio; Affiliated with MFS since
                                    500 Boylston Street                                 1996.
                                    Boston, MA 02116

                                    KENNETH J. ENRIGHT (since 1999)                     Senior Vice President and portfolio
                                                                                        manager of the series' equity portion;
                                                                                        Affiliated with MFS since 1999.

                                    STEVEN R. GORHAM (since 2002)                       Senior Vice President and portfolio
                                                                                        manager of the fund's equity portion of
                                                                                        the portfolio; Affiliated with MFS
                                                                                        since 1992.

                                    CONSTANTINOS G. MOKAS (since 1998)                  Senior Vice President and portfolio
                                                                                        manager of the series' equity portion;
                                                                                        Affiliated with MFS since 1990.

                                    MICHAEL W. ROBERGE (since 2002)                     Senior Vice President and portfolio
                                                                                        manager of the fund's fixed income portion
                                                                                        of the fund's portfolio; Affiliated with
                                                                                        MFS since 1996.

                                    WILLIAM J. ADAMS (since 2004)                       Vice President and portfolio manager of
                                                                                        the fund's fixed income portion of the
                                                                                        fund's portfolio; Affiliated with MFS
                                                                                        since 1997.

                                    WILLIAM DOUGLAS (since 2004)                        Vice President and portfolio manager of the
                                                                                        fund's fixed income portion of the fund's
                                                                                        portfolio; Affiliated with MFS since 1996.

                                    EDWARD B. BALDINI (since 2004)                      Vice President and portfolio manager;
                                                                                        Affiliated with MFS since 2000.

                                    ALAN T. LANGSNER (since 2004)                       Vice President and portfolio manager of the
                                                                                        fund's equity portion of the portfolio;
                                                                                        Affiliated with MFS since 1998.

                                    KATRINA MEAD (since 2004)                           Vice President and portfolio manager;
                                                                                        Affiliated with MFS since 1997.
------------------------------------------------------------------------------------------------------------------------------------



Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and (c) continue the employment of an existing sub-advisor on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadvisor. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TIA is responsible for overseeing these subsidiaries and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers.

ADMINISTRATOR AND TRANSFER AGENT

The Travelers Insurance Company ("TIC") serves as the fund's administrator. TIC has entered into a sub-administrative service agreement with State Street Bank and Trust Company to perform the fund's administrative, pricing and bookkeeping services. TIC on behalf of the fund has also entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent.

ADDITIONAL INFORMATION ABOUT THE SUBADVISER

Massachusetts Financial Services Company ("MFS") and its predecessor organizations have a history of money management dating from 1924. The MFS organization manages approximately $146.2 billion as of December 31, 2004.

RECENT DEVELOPMENTS

On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Funds"), which included the Predecessor Fund.

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group ("First Data"), the Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before. Additionally, the SEC order finds that Citigroup Asset Management ("CAM"), the Citigroup business unit that, until the sale of Travelers Life & Annuity ("TL&A") by Citigroup to MetLife was consummated, included this fund's investment manager, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers.

The remaining $183.7 million to be paid under the SEC order, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order. Independent of this requirement and in connection with the sale of TL&A by Citigroup to MetLife, TIC, on behalf of the fund has entered into an agreement with PFPC, under which PFPC serves as the fund's transfer agent.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

SHARE TRANSACTIONS

AVAILABILITY OF THE FUND

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.

REDEMPTION OF SHARES

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

MARKET TIMING

The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or
(ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any fund and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the investment adviser monitors cashflows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the investment adviser may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

LIMITATIONS ON THE TRUST'S ABILITY TO DETECT AND DETER MARKET TIMING

The funds are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

RISKS ASSOCIATED WITH MARKET TIMING GENERALLY

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of fund shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the fund's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a fund to sell fund securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a fund may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect fund performance.

Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.


SHARE PRICE

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The Board of Trustees has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund's currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund's Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate acount may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

FINANCIAL HIGHLIGHTS


Pursuant to the approval of the Predecessor Fund's shareholders, on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no investment operations. Under these circumstances, the fund is required to present financial information of the Predecessor Fund.

The financial highlights table is intended to help you understand the performance of the Predecessor Fund for the past five years. The information in the following table has been derived from the Predecessor Fund's financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

For a share of capital stock outstanding throughout each year ended October 31.

-------------------------------------------------------------------------------------------------------------------
                                                      MFS TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                2004        2003        2002        2001         2000
-------------------------------------------------------------------------------------------------------------------
                                               $15.77      $14.44      $16.08      $17.16       $16.22
-------------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                          0.36        0.34        0.39(1)     0.42         0.54
  Net realized and unrealized gain (loss)        1.41        1.49       (0.98)(1)   (0.42)        1.43
-------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations              1.77        1.83       (0.59)      (0.00)*       1.97
-------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                         (0.35)      (0.50)      (0.44)      (0.48)       (0.46)
  Net realized gains                               --          --       (0.61)      (0.60)       (0.57)
-------------------------------------------------------------------------------------------------------------------
Total dividends and distributions               (0.35)      (0.50)      (1.05)      (1.08)       (1.03)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                    $17.19      $15.77      $14.44      $16.08       $17.16
-------------------------------------------------------------------------------------------------------------------
Total return(2)                                  11.36%      13.05%      (3.59)%     (0.22)%      12.77%
-------------------------------------------------------------------------------------------------------------------
Net assets, end of year (millions)              $1,160        $997        $830        $804         $697
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                        0.82%(3)    0.82%       0.83%       0.83%        0.83%
  Net investment income                           2.25        2.37        2.81(1)     3.08         3.42
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             66%         49%         81%         88%         108%
-------------------------------------------------------------------------------------------------------------------



(1) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, those amounts would have been $0.40, $0.99 and 2.91% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3) The investment manager waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to these waivers.

*    Amount represents less than $0.01 per share.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

THE TRAVELERS SERIES TRUST

ADDITIONAL INFORMATION

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One City Place, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                           MFS TOTAL RETURN PORTFOLIO


















(Investment Company Act file no. 811-6465)                               L-24531

The Travelers Series Trust

PROSPECTUS

MAY 21, 2005
SUPPLEMENTED JULY 1, 2005)


PIONEER STRATEGIC INCOME PORTFOLIO












   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE



SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

CONTENTS
--------------------------------------------------------------------------------

THE TRAVELERS SERIES TRUST (THE "COMPANY") CONSISTS OF 29 SEPARATE INVESTMENT FUNDS, EACH WITH ITS OWN INVESTMENT OBJECTIVE AND POLICIES. THIS PROSPECTUS RELATES TO ONE OF THOSE FUNDS. EACH OF THE 29 FUNDS OFFERS DIFFERENT LEVELS OF POTENTIAL RETURN AND INVOLVES DIFFERENT LEVELS OF RISK.

                                                                            PAGE
--------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE ..........................................  2
MORE ON THE FUND'S INVESTMENTS AND RELATED RISKS.............................  5
MANAGEMENT...................................................................  9
SHARE TRANSACTIONS........................................................... 11
SHARE PRICE.................................................................. 13
DIVIDENDS, DISTRIBUTIONS AND TAXES........................................... 14
FINANCIAL HIGHLIGHTS......................................................... 15

--------------------------------------------------------------------------------

INVESTMENTS, RISKS AND PERFORMANCE
--------------------------------------------------------------------------------

Pioneer Strategic Income Portfolio

INVESTMENT OBJECTIVE

A high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests, under normal market conditions, at least 80% of its total assets in debt securities. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities market.

ADDITIONAL INVESTMENTS For information on the fund's additional investments and related risks, please read pages 5-8.

--------------------------------------------------------------------------------


                    SELECTION PROCESS

                    THE SUB-ADVISER ALLOCATES THE FUND'S INVESTMENTS AMONG THE FOLLOWING THREE SEGMENTS OF THE DEBT MARKETS:

                    o Below investment grade (high yield) securities of U.S. and
                      non-U.S. issuers;

                    o Investment grade securities of U.S. issuers; and

                    o Investment grade securities of non-U.S. issuers.

                    The sub-adviser's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

                    THE FUND INVESTS PRIMARILY IN:

                    o Debt securities issued or guaranteed by the U.S.
                      government, its agencies or instrumentalities or non-U.S. governmental entities;

                    o Debt securities of U.S. and non-U.S. corporate issuers,
                      including convertible debt; and

                    o Mortgage-backed and asset-backed securities.

                    The fund invests in securities with a broad range of maturities. Depending upon the sub-adviser's allocation among market segments, up to 70% of the fund's total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by the sub-adviser. Up to 20% of the fund's total assets may be invested in debt securities rated below CCC by Standard & Poor's or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by the sub-adviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative.

Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

Depending upon the sub-adviser's allocation among market segments, up to 85% of the fund's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets. Non-U.S. investments include securities issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union.

The sub-adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objective. In assessing the appropriate maturity, rating, sector and country weightings of the fund's portfolio, the sub-adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once the sub-adviser determines the preferable portfolio characteristics, the sub-adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. The sub-adviser also employs due diligence and fundamental research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, the sub-adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.

PRINCIPAL RISKS OF INVESTING IN THE FUND

While investing in fixed income securities can bring added benefits, it may also involve risks. Investors could lose money in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

o Fixed income securities lose their value due to an increase in market interest rates in one or more regions, a decline in an issuer's credit rating or financial condition or a default by an issuer.

o As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

o As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.

o An unhedged currency in which a security is priced declines in value relative to the U.S. dollar.

o The subadviser's judgment about the attractiveness, relative yield, value or potential appreciation of a particular security or the stability of a particular government proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

To the extent the fund invests significantly in asset-backed and mortgage-related securities, its exposure to prepayment and extension risks may be greater than if it invested in other types of fixed income securities.

The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

FUND PERFORMANCE

THE PERFORMANCE IN THE BAR CHART, QUARTERLY RETURNS, AND RISK RETURN TABLE SHOWN BELOW IS FOR THE FUND'S PREDECESSOR, PIONEER STRATEGIC INCOME, A SERIES OF TRAVELERS SERIES FUND ("PREDECESSOR FUND"). ON JULY 1, 2005, PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION THAT WAS APPROVED BY THE PREDECESSOR FUND'S SHAREHOLDERS, THE FUND ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF THE PREDECESSOR FUND.

THIS BAR CHART INDICATES THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. PERFORMANCE FIGURES DO NOT REFLECT EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. THESE EXPENSES WILL REDUCE PERFORMANCE. PLEASE REFER TO THE SEPARATE ACCOUNT PROSPECTUS FOR MORE INFORMATION ON EXPENSES. PRIOR TO JUNE 30, 2003, THE FUND HAD A DIFFERENT SUB-ADVISER. ON JUNE 30, 2003, THE FUND'S NAME WAS CHANGED FROM PUTNAM DIVERSIFIED INCOME PORTFOLIO TO PIONEER STRATEGIC INCOME PORTFOLIO.

QUARTERLY RETURNS:
Highest: 7.67% in 2nd quarter 2003;
Lowest: -3.34% in 3rd quarter 1998

RISK RETURN BAR CHART
                                 % Total Return

       [The following data represents a bar chart in the printed piece.]

                      1995   17.49%
                      1996    8.14%
                      1997    7.69%
                      1998    0.67%
                      1999    1.11%
                      2000   -0.39%
                      2001    4.23%
                      2002    5.89%
                      2003   19.54%
                      2004   10.94%

TOTAL RETURN

THE BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S SHARES FOR EACH OF THE FULL CALENDAR YEARS SINCE ITS INCEPTION.

================================================================================
RISK RETURN TABLE

This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                       Inception                  Five        Ten        Since
                          Date        1 year      years      years     inception
--------------------------------------------------------------------------------
Fund                    6/16/94       10.94%      7.83%      7.34%        n/a
--------------------------------------------------------------------------------
Lehman Brothers Index                  4.34%      7.71%      7.72%        n/a
--------------------------------------------------------------------------------
Citigroup Index                       12.84%      8.77%      7.33%        n/a
--------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE

THIS TABLE INDICATES THE RISK OF INVESTING IN THE FUND BY COMPARING THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS SHOWN TO THAT OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX ("LEHMAN BROTHERS INDEX") AND THE CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX-UNHEDGED ("CITIGROUP INDEX"), BOTH OF WHICH ARE BROAD-BASED UNMANAGED INDICES. (THE LEHMAN BROTHERS INDEX CONSISTS OF A VARIETY OF DOMESTICALLY ISSUED BONDS. THE CITIGROUP INDEX CONSISTS OF FOREIGN GOVERNMENT BONDS.) PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

================================================================================
FEE TABLE

--------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY INTO YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum sales charge on purchases                                           None
Maximum deferred sales charge on redemptions                                None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.75%
--------------------------------------------------------------------------------
          Distribution and service (12b-1) fees                             None
--------------------------------------------------------------------------------
          Other expenses                                                   0.15%
--------------------------------------------------------------------------------
          Total annual fund operating expenses                             0.90%
--------------------------------------------------------------------------------
================================================================================

FEES AND EXPENSES

THIS TABLE SETS FORTH THE FEES AND EXPENSES YOU WILL PAY IF YOU INVEST IN SHARES OF THE FUND. THESE FEES AND EXPENSES DO NOT REFLECT ANY OF THE FEES AND EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF SUCH FEES WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

================================================================================
EXAMPLE
--------------------------------------------------------------------------------
NUMBER OF YEARS YOU OWNED YOUR SHARES    1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Your costs would be                        $92      $287       $498      $1,108
The example assumes: o  You invest $10,000 for the period shown
                     o You reinvest all distributions and dividends without a sales charge
                     o The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
                     o Your investment has a 5% return each year--the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance
                     o  Redemption of your shares at the end of the period

THIS EXAMPLE HELPS YOU COMPARE THE COST OF INVESTING IN THE FUND WITH OTHER MUTUAL FUNDS. YOUR ACTUAL COST MAY BE HIGHER OR LOWER. THE EXAMPLE DOES NOT INCLUDE EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF THE EXAMPLE INCLUDED THESE EXPENSES, THE FIGURES SHOWN WOULD BE HIGHER.

More on the Fund's Investments and Related Risks

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES

--------------------------------------------------------------------------------
The section entitled "Investments, Risks and Performance" describes the fund's investment objective and its principal investment strategies and risks. This section provides some additional information about the fund's investments and certain investment management techniques the fund may use. More information about the fund's investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.
--------------------------------------------------------------------------------

EQUITY INVESTMENTS

Subject to its particular investment policies, the fund may invest up to 20% of its assets in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, depository receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and equity participations.
--------------------------------------------------------------------------------

FIXED INCOME INVESTMENTS

The fund invests at least 80% of its total assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The fund may invest in mortgage-backed and asset-backed securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. or foreign governments and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY

If a security receives different ratings, the fund will use the rating chosen by the portfolio manager as most representative of the security's credit quality. If a rating organization changes the rating quality assigned to one or more of the fund's portfolio securities, the subadvisor will consider if any action is appropriate in light of the fund's investment objective and policies.

INVESTMENT GRADE SECURITIES

Securities are investment grade if:

o They are rated, respectively, in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

o  They have received a comparable short-term or other rating.

o They are unrated securities that the manager believes are of comparable quality to investment grade securities.

HIGH YIELD, LOWER QUALITY SECURITIES

The fund may invest a substantial portion of its assets in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer creditworthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.

CONVERTIBLE SECURITIES

As with all fixed income securities, the market values of convertible debt securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock.

--------------------------------------------------------------------------------
FOREIGN AND EMERGING MARKET INVESTMENTS

The fund may invest in foreign securities.

Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments and, with respect to certain countries, the possibility of expropriation of assets, nationalization, confiscatory taxation or limitations on the removal of funds or other assets of the fund or debt renunciation. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT AND SUPRANATIONAL DEBT

The fund may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include:

o Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.

o Participations in loans between emerging market governments and financial institutions.

o Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.

o Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

o  Brady Bonds.

o Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.

o Fixed income securities issued by supranational entities such as the World Bank or the European Union (a supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development).

--------------------------------------------------------------------------------

DERIVATIVES AND HEDGING TECHNIQUES

The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

o  As a substitute for buying or selling securities

o  To enhance the fund's return

o  As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITIES LENDING

The fund may engage in securities lending to increase its net investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------
DEFENSIVE INVESTING

The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER

The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS

The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.
--------------------------------------------------------------------------------

Management

THE MANAGER

Travelers Investment Adviser Inc. ("TIA" or the "manager") is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

TRAVELERS INVESTMENT ADVISER INC.

Effective July 1, 2005, TIA is an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TIA was an indirect wholly owned subsidiary of Citigroup Inc. TIA is located at One Cityplace, Hartford, CT 06103. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.77 billion as of December 31, 2004.

The fees TIA receives from the fund for its services are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                           ACTUAL MANAGEMENT FEE
                                                           PAID FOR THE FISCAL YEAR        CONTRACTUAL MANAGEMENT
                                                           ENDED OCTOBER 31, 2004          FEE PAID
                                                           (AS A PERCENTAGE                (AS A PERCENTAGE
                                                           OF THE FUND'S                   OF THE FUND'S
FUND                                                       AVERAGE DAILY NET ASSETS)       AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income Portfolio                                  0.90%                        0.90%
--------------------------------------------------------------------------------------------------------------------

THE PORTFOLIO MANAGER

The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of the fund's portfolio manager.

------------------------------------------------------------------------------------------------------------
FUND                              PORTFOLIO MANAGER                       BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME          KENNETH J. TAUBES (since 2003)          Senior Vice President and Director
PORTFOLIO                         Fixed Income Team of Pioneer            of Fixed Income Investments,
                                  Investment Management, Inc.             Pioneer Investment
                                  60 State Street                         Management, Inc.
                                  Boston, MA 02109                        Previously, Senior Vice
                                                                          President of Pioneer Investment
                                                                          Management, Inc.
-------------------------------------------------------------------------------------------------------------

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and (c) continue the employment of an existing subadvisor on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadvisor. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TIA is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers.

ADMINISTRATOR AND TRANSFER AGENT

The Travelers Insurance Company ("TIC") serves as the fund's administrator. TIC has entered into a sub-administrative service agreement with State Street Bank and Trust to perform the fund's administrative, pricing and bookkeeping services. TIC on behalf of the fund has also entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent.

ADDITIONAL INFORMATION ABOUT THE SUBADVISER

PIONEER INVESTMENT MANAGEMENT, INC. ("Pioneer") is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group, providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2004, assets under management were approximately $175 billion worldwide, including over $42 billion in assets under management by Pioneer. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

RECENT DEVELOPMENTS

On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Funds"), which included the Predecessor Fund.

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group ("First Data"), the Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before. Additionally, the SEC order finds that Citigroup Asset Management ("CAM"), the Citigroup business unit that, until the sale of Travelers Life & Annuity ("TL&A") by Citigroup to MetLife was consummated, included this fund's investment manager, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers.

The remaining $183.7 million to be paid under the SEC order, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order. Independent of this requirement and in connection with the sale of TL&A by Citigroup to MetLife, TIC, on behalf of the fund, has entered into an agreement with PFPC, under which PFPC serves as the fund's transfer agent.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

Share Transactions

AVAILABILITY OF THE FUND

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.

REDEMPTION OF SHARES

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

MARKET TIMING

The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or
(ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any fund and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the investment adviser monitors cashflows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the investment adviser may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

LIMITATIONS ON THE TRUST'S ABILITY TO DETECT AND DETER MARKET TIMING

The funds are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

RISKS ASSOCIATED WITH MARKET TIMING GENERALLY

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of fund shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the fund's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a fund to sell fund securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a fund may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect fund performance.

Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.

Share Price

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The Board of Trustees has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

Financial Highlights

Pursuant to the approval of the Predecessor Fund's shareholders, on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no investment operations. Under these circumstances, the fund is required to present financial information of the Predecessor Fund. The financial highlights table is intended to help you understand the performance of the Predecessor Fund for the past five years. The information in the following table has been derived from the Predecessor Fund's financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown.

For a share of capital stock outstanding throughout each year ended October 31.

--------------------------------------------------------------------------------------------------------------
                                                              PIONEER STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------
                                                      2004(1)     2003(1)     2002        2001        2000
--------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                      $9.53       $8.94       $9.94      $10.31      $11.24
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations:
  Net investment income                                  0.57        0.63        1.14(2)     0.93        0.93
  Net realized and unrealized gain (loss)                0.48        1.04       (0.94)(2)   (0.47)      (0.88)
--------------------------------------------------------------------------------------------------------------
Total income from operations                             1.05        1.67        0.20        0.46        0.05
--------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                 (0.85)      (1.08)      (1.20)      (0.83)      (0.98)
--------------------------------------------------------------------------------------------------------------
Total distributions                                     (0.85)      (1.08)      (1.20)      (0.83)      (0.98)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $9.73       $9.53       $8.94       $9.94       $10.31
--------------------------------------------------------------------------------------------------------------
Total return (3)                                        11.66%      20.56%       2.00%       4.60%       0.21%
--------------------------------------------------------------------------------------------------------------
Net assets, end of year (millions)                       $107        $100         $97        $128        $141
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                               0.90%(4)    1.00%       0.93%       0.90%       0.87%
  Net investment income                                  6.19        7.05        8.24(2)     8.83        7.78
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    56%        141%        208%        150%        105%
--------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $1.16, $(0.96), and 8.42%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4) The investment manager waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to this waiver.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Trust, One City Place, Hartford CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                       Pioneer Strategic Income Portfolio








(Investment Company Act file no. 811-6465)                               L-24532

The Travelers Series Trust

PROSPECTUS

MAY 21, 2005
(SUPPLEMENTED JULY 1, 2005)


SALOMON BROTHERS STRATEGIC TOTAL
RETURN BOND PORTFOLIO












   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE



SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

CONTENTS
--------------------------------------------------------------------------------

THE TRAVELERS SERIES TRUST (THE "COMPANY") CONSISTS OF 29 SEPARATE INVESTMENT FUNDS, EACH WITH ITS OWN INVESTMENT OBJECTIVE AND POLICIES. THIS PROSPECTUS RELATES TO ONE OF THOSE FUNDS. EACH OF THE 29 FUNDS OFFERS DIFFERENT LEVELS OF POTENTIAL RETURN AND INVOLVES DIFFERENT LEVELS OF RISK.

                                                                            PAGE
--------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE........................................... 2
MORE ON THE FUNDS INVESTMENTS AND RELATED RISKS.............................. 5
MANAGEMENT................................................................... 9
SHARE TRANSACTIONS........................................................... 11
SHARE PRICE.................................................................. 12
DIVIDENDS, DISTRIBUTIONS AND TAXES........................................... 13
FINANCIAL HIGHLIGHTS......................................................... 14

--------------------------------------------------------------------------------

INVESTMENTS, RISKS AND PERFORMANCE
--------------------------------------------------------------------------------

Salomon Brothers Strategic Total Return
Bond Portfolio

INVESTMENT OBJECTIVE

Total Return

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests, under normal market conditions, at least 80% of the value of its net assets plus any borrowings for investment purposes, in fixed income securities of U.S. and foreign companies, banks and governments, including those in emerging markets, or other investments with similar economic characteristics.

CREDIT QUALITY: The fund invests in a globally diverse portfolio of fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds".

DURATION: The fund's average duration will generally vary from 3 to 7 years depending on the subadviser's outlook for interest rates. Individual securities may be of any maturity.

ADDITIONAL INVESTMENTS For information on the fund's additional investments and related risks, please read pages 5-8.


--------------------------------------------------------------------------------


                    SELECTION PROCESS

                    The subadviser uses a combination of a "top-down" approach and quantitative models to create an optimal risk/return allocation of the fund's assets among debt securities of issuers in three separate investment areas: (1) the United States, (2) developed foreign countries, and (3) emerging markets. The subadviser then selects individual debt securities within each area on the basis of its views as to the values available in the marketplace.

                    IN ALLOCATING INVESTMENTS AMONG COUNTRIES AND ASSET CLASSES, THE SUBADVISER EVALUATES THE FOLLOWING:

                    o Currency, inflation and interest rate trends

                    o Proprietary risk measures

                    o Balance of payments status

                    o Growth rate forecasts

                    o Fiscal policies

                    o Political outlook

                    IN SELECTING INDIVIDUAL DEBT SECURITIES, THE SUBADVISER EVALUATES THE FOLLOWING:

                    o Yield

                    o Maturity

                    o Call or prepayment risk

                    o Issue classification

                    o Credit quality

PRINCIPAL RISKS OF INVESTING IN THE FUND

While investing in global debt securities can bring added benefits, it may also involve risks. Investors could lose money in the fund or the fund may not perform as well as other investments, if any of the following occurs:

o Debt securities lose their value due to an increase in market interest rates in one or more regions, a decline in an issuer's credit rating or financial condition or a default by an issuer.

o As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

o As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.

o An unhedged currency in which a security is priced declines in value relative to the U.S. dollar.

o The subadviser's judgment about the attractiveness, relative yield, value or potential appreciation of a particular security or the stability of a particular government proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer.

The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.


--------------------------------------------------------------------------------

SHAREHOLDER NOTICE:

The following policy is subject to change only upon 60 days' prior notice to shareholders: the fund normally invests at least 80% of the value of its net assets plus any borrowings for investment purposes in fixed income securities of U.S. and foreign companies, banks and governments, including those in emerging markets, or other investments with similar economic characteristics.

FUND PERFORMANCE

THE PERFORMANCE SHOWN IN THE BAR CHART, QUARTERLY RETURNS, AND RISK RETURN PAGES SHOWN BELOW IS FOR THE FUND'S PREDECESSOR FUND, SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO, A SERIES OF TRAVELERS SERIES FUND (PREDECESSOR FUND). ON JULY 1, 2005, PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION THAT WAS APPROVED BY THE PREDECESSOR FUND'S SHAREHOLDERS, THE FUND ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF THE PREDECESSOR FUND.


THIS BAR CHART INDICATES THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. PERFORMANCE FIGURES DO NOT REFLECT EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. THESE EXPENSES WILL REDUCE PERFORMANCE. PLEASE REFER TO THE SEPARATE ACCOUNT PROSPECTUS FOR MORE INFORMATION ON EXPENSES.

QUARTERLY RETURNS:
Highest: 7.65% in 3rd quarter 1996;
Lowest: -5.35% in 3rd quarter 1998

RISK RETURN BAR CHART

"1995"   20.09
"1996"   18.7
"1997"   7.41
"1998"   -1.54
"1999"   -1.79
"2000"   5.65
"2001"   6.47
"2002"   8.34
"2003"   13.36
"2004"   8.29


TOTAL RETURN

THE BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S SHARES FOR EACH OF THE FULL CALENDAR YEARS SINCE ITS INCEPTION.

================================================================================
RISK RETURN TABLE

This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                       Inception                  Five        Ten        Since
                          Date        1 year      years      years     inception
--------------------------------------------------------------------------------
Fund                    6/16/94        6.29%      7.98%      8.07%        n/a
--------------------------------------------------------------------------------
Morgan Index                          10.10%      8.84%      7.76%        n/a
--------------------------------------------------------------------------------
Lehman Index*                          4.34%      7.71%      7.72%        n/a
--------------------------------------------------------------------------------

*EFFECTIVE DECEMBER 31, 2004, THE LEHMAN BROTHERS AGGREGATE BOND INDEX (THE "LEHMAN INDEX"), RATHER THAN THE MORGAN INDEX, WILL BE THE FUND'S BENCHMARK. MANAGEMENT HAS DETERMINED THAT THE LEHMAN INDEX REFLECTS MORE CLOSELY THE COMPOSITION OF THE FUND'S PORTFOLIO.

COMPARATIVE PERFORMANCE

THIS TABLE INDICATES THE RISK OF INVESTING IN THE FUND BY COMPARING THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS SHOWN TO THAT OF THE J.P.MORGAN GOVERNMENT BOND INDEX--GLOBAL UNHEDGED ("MORGAN INDEX"), A DAILY, MARKET CAPITALIZATION WEIGHTED INTERNATIONAL FIXED-INCOME INDEX CONSISTING OF 13 COUNTRIES, AND THE LEHMAN INDEX. THE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES OF A MUTUAL FUND. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

================================================================================
FEE TABLE

--------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY INTO YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum sales charge on purchases N/A
Maximum deferred sales charge on redemptions N/A
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
    Management fees                                         0.80%
--------------------------------------------------------------------------------
    Distribution and service (12b-1) fees                    None
--------------------------------------------------------------------------------
    Other expenses                                          0.45%
--------------------------------------------------------------------------------
    Total annual fund operating expenses                    1.25%
--------------------------------------------------------------------------------
================================================================================

FEES AND EXPENSES

THIS TABLE SETS FORTH THE FEES AND EXPENSES YOU WILL PAY IF YOU INVEST IN SHARES OF THE FUND. THESE FEES AND EXPENSES DO NOT REFLECT ANY OF THE FEES AND EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF SUCH FEES WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

================================================================================
EXAMPLE
--------------------------------------------------------------------------------
NUMBER OF YEARS YOU OWNED YOUR SHARES    1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Your costs would be                       $127      $397       $686      $1,511
The example assumes: o  You invest $10,000 for the period show
                     o You reinvest all distributions and dividends without a sales charge
                     o The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
                     o Your investment has a 5% return each year--the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance
                     o  Redemption of your shares at the end of the period

THIS EXAMPLE HELPS YOU COMPARE THE COST OF INVESTING IN THE FUND WITH OTHER MUTUAL FUNDS. YOUR ACTUAL COST MAY BE HIGHER OR LOWER. THE EXAMPLE DOES NOT INCLUDE EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF THE EXAMPLE INCLUDED THESE EXPENSES, THE FIGURES SHOWN WOULD BE HIGHER.

More on the Fund's Investments and Related Risks

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES

--------------------------------------------------------------------------------
The section entitled "Investments, Risks and Performance" describes the fund's investment objective and its principal investment strategies and risks. This section provides some additional information about the fund's investments and certain investment management techniques the fund may use. More information about the fund's investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENTS

The fund invests in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

--------------------------------------------------------------------------------
CREDIT QUALITY

If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

INVESTMENT GRADE SECURITIES

Securities are investment grade if:

o They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

o  They have received a comparable short-term or other rating.

o They are unrated securities that the manager believes are of comparable quality to investment grade securities.

--------------------------------------------------------------------------------
HIGH YIELD, LOWER QUALITY SECURITIES

The fund may invest in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.

--------------------------------------------------------------------------------
FOREIGN AND EMERGING MARKET INVESTMENTS

The fund may invest in foreign securities.

Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

--------------------------------------------------------------------------------
The emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits; however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT AND SUPRANATIONAL DEBT

The fund may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include:

o Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.

o Participations in loans between emerging market governments and financial institutions.

o Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.

o Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

--------------------------------------------------------------------------------
o  Brady Bonds.

o Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.

o Fixed income securities issued by supranational entities such as the World Bank or the European Union (a supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)

--------------------------------------------------------------------------------
DERIVATIVES AND HEDGING TECHNIQUES

The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

o  As a substitute for buying or selling securities

o  To enhance the fund's return

o  As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------
SECURITIES LENDING

The fund may engage in securities lending to increase its net investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------
DEFENSIVE INVESTING

The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER

The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS

The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the Statement of Additional Information ("SAI").
--------------------------------------------------------------------------------


The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

Management

THE MANAGER

Travelers Investment Adviser Inc. ("TIA" or the "manager") is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

TRAVELERS INVESTMENT ADVISER INC.

Effective July 1, 2005, TIA is an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TIA was an indirect wholly owned subsidiary of Citigroup Inc. TIA is located at One Cityplace, Hartford, CT 06103. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.77 billion as of December 31, 2004.

The fees TIA receives from the fund for its services are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                           ACTUAL MANAGEMENT FEE
                                                           PAID FOR THE FISCAL YEAR        CONTRACTUAL MANAGEMENT
                                                           ENDED OCTOBER 31, 2004          FEE PAID
                                                           (AS A PERCENTAGE                (AS A PERCENTAGE
                                                           OF THE FUND'S                   OF THE FUND'S
FUND                                                       AVERAGE DAILY NET ASSETS)       AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers Strategic Total Return Bond Portfolio              0.79%                        0.80%
--------------------------------------------------------------------------------------------------------------------

THE PORTFOLIO MANAGER

The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the names and business experience of the fund's portfolio managers.

------------------------------------------------------------------------------------------------------------
FUND                              PORTFOLIO MANAGER                       BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------

SALOMON BROTHERS STRATEGIC        PETER WILBY (since 2000)                Managing Director of SBAM and
TOTAL RETURN BOND PORTFOLIO       Salomon Brothers Asset Management,      Senior Portfolio Manager for other
                                  Inc. (SBAM)and a team of                SBAM fixed income portfolios
                                  portfolio managers
                                  399 Park Avenue
                                  New York, NY 10022

                                  ROGER LAVAN (since 2005)                Managing Director of SBAM and
                                  399 Park Avenue                         Portfolio Manager of other funds
                                  New York, New York 10022                advised by SBAM.

                                  DAVID SCOTT (since 2005)                Managing Director of SBAM and
                                  399 Park Avenue                         Portfolio Manager of other funds
                                  New York, NY 10022                      advised by SBAM.
------------------------------------------------------------------------------------------------------------

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and (c) continue the employment of an existing subadvisor on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadvisor. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TIA is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers.

ADMINISTRATOR AND TRANSFER AGENT

The Travelers Insurance Company ("TIC") serves as the fund's administrator. TIC has entered into a sub-administrative service agreement with State Street Bank and Trust to perform the fund's administrative, pricing and bookkeeping services. TIC on behalf of the fund has also entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent.

ADDITIONAL INFORMATION ABOUT THE SUBADVISER

SBAM. SBAM manages approximately $79.7 billion in separate accounts, mutual funds, partnerships and variable annuities as of December 31, 2004.

RECENT DEVELOPMENTS

On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Funds"), which included the Predecessor Fund.

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group ("First Data"), the Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before. Additionally, the SEC order finds that Citigroup Asset Management ("CAM"), the Citigroup business unit that, until the sale of Travelers Life & Annuity ("TL&A") by Citigroup to MetLife was consummated, included this fund's investment manager, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers.

The remaining $183.7 million to be paid under the SEC order, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order. Independent of this requirement and in connection with the sale of TL&A by Citigroup to MetLife, TIC, on behalf of the fund, has entered into an agreement with PFPC, under which PFPC serves as the fund's transfer agent.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

Share Transactions

AVAILABILITY OF THE FUND

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.

REDEMPTION OF SHARES

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

MARKET TIMING

The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or
(ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any fund and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the investment adviser monitors cashflows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the investment adviser may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

LIMITATIONS ON THE TRUST'S ABILITY TO DETECT AND DETER MARKET TIMING

The funds are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

RISKS ASSOCIATED WITH MARKET TIMING GENERALLY

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of fund shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the fund's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a fund to sell fund securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a fund may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect fund performance.

Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.


Share Price

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The Board of Trustees has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund's currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund's Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.


Dividends, Distributions and Taxes

The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

Financial Highlights

Subject to the approval of the Predecessor Fund's shareholders, on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no investment operations. Under the circumstances, the fund is required to present financial information of the Predecessor Fund.

The financial highlights table is intended to help you understand the performance of the Predecessor Fund for the past five years. The information in the following table has been derived from the Predecessor Fund's financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

For a share of capital stock outstanding throughout each year ended October 31.

--------------------------------------------------------------------------------------------------------------
                                                                    SALOMON BROTHERS STRATEGIC
                                                                    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------
                                                      2004(1)     2003(1)     2002(1)     2001(1)     2000(1)
--------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                     $11.10      $10.13      $10.27      $ 9.89      $10.22
--------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                                  0.48        0.54        0.51(2)     0.58        0.81
  Net realized and unrealized gain (loss)                0.25        0.93       (0.17)(2)    0.48       (0.37)
--------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                      0.73        1.47        0.34        1.06        0.44
--------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                 (0.67)      (0.50)      (0.48)      (0.68)      (0.77)
--------------------------------------------------------------------------------------------------------------
Total distributions                                     (0.67)      (0.50)      (0.48)      (0.68)      (0.77)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of year                           $11.16      $11.10      $10.13      $10.27      $ 9.89
--------------------------------------------------------------------------------------------------------------
Total return(3)                                          6.83%      15.10%       3.36%      10.99%       4.34%
--------------------------------------------------------------------------------------------------------------
Net assets, end of year (millions)                        $17         $21         $21         $18         $20
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                               1.24%(4)    1.20%       1.24%       1.23%       0.98%
  Net investment income                                  4.47        5.06        4.95(2)     5.69        7.93
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    42%*        68%*       385%        448%         54%
--------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.52, $(0.18) and 5.04%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4) The investment manager waived a portion of its management fee for the year ended October 31, 2004. If such fee were not waived, the actual expense ratio would have been 1.25%

* Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 414% and 376% for the years ended October 31, 2004 and 2003, respectively. The Travelers Series Trust

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One CityPlace, Hartford CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

             Salomon Brothers Strategic Total Return Bond Portfolio








(Investment Company Act file no. 811-6465)                               L-24535

The Travelers Series Trust


PROSPECTUS

MAY 21, 2005
(SUPPLEMENTED JULY 1, 2005)


STRATEGIC EQUITY PORTFOLIO
















   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE



SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

CONTENTS


THE TRAVELERS SERIES TRUST (THE "COMPANY") CONSISTS OF 29 SEPARATE INVESTMENT FUNDS, EACH WITH ITS OWN INVESTMENT OBJECTIVE AND POLICIES. THIS PROSPECTUS RELATES TO ONE OF THOSE FUNDS. EACH OF THE 29 FUNDS OFFERS DIFFERENT LEVELS OF POTENTIAL RETURN AND INVOLVES DIFFERENT LEVELS OF RISK.

                                                                            PAGE
--------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE ..........................................  2
MORE ON THE FUND'S INVESTMENTS AND RELATED RISKS ............................  5
MANAGEMENT ..................................................................  8
SHARE TRANSACTIONS .......................................................... 10
SHARE PRICE ................................................................. 12
DIVIDENDS, DISTRIBUTIONS AND TAXES .......................................... 13
FINANCIAL HIGHLIGHTS ........................................................ 14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE


Strategic Equity Portfolio


INVESTMENT OBJECTIVE

Capital appreciation


PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS Fidelity Management & Research Company (FMR), the fund's subadviser, normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.


FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

ADDITIONAL INVESTMENTS For information on the fund's additional investments and related risks, please read pages 5-7.



SELECTION PROCESS

FMR is not constrained to any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

While investing in growth and value securities can bring benefits, it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

o  Stock markets decline.

o  Value and/or growth stocks are temporarily out of favor.

o An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

o The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

o  Key economic trends become materially unfavorable.

o Changes in economic conditions that lead lower quality securities to have a weakened capacity to make principal and interest payments.

The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

--------------------------------------------------------------------------------

SHAREHOLDER NOTICE:

The following policy is subject to change only upon 60 days' prior notice to shareholders: the fund normally invests at least 80% of its assets in equity securities.

FUND PERFORMANCE

THE PERFORMANCE SHOWN IN THE BAR CHART, QUARTERLY RETURNS AND RISK RETURN TABLE BELOW, IS FOR THE FUND'S PREDECESSOR FUND, STRATEGIC EQUITY PORTFOLIO, A SERIES OF TRAVELERS SERIES FUND ("PREDECESSOR FUND"). ON JULY 1, 2005, PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION THAT WAS APPROVED BY THE PREDECESSOR FUND'S SHAREHOLDERS, THE FUND ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF THE PREDECESSOR FUND.

THIS BAR CHART INDICATES THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. PERFORMANCE FIGURES DO NOT REFLECT EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. THESE EXPENSES WILL REDUCE PERFORMANCE. PLEASE REFER TO THE SEPARATE ACCOUNT PROSPECTUS FOR MORE INFORMATION ON EXPENSES. ON SEPTEMBER 15, 2003, FMR SUCCEEDED ALLIANCE CAPITAL MANAGEMENT L.P. ("ALLIANCE") AS SUBADVISER TO THE FUND.

QUARTERLY RETURNS: Highest: 31.22% in 4th quarter 1998; Lowest: -21.34% in 3rd quarter 2001

RISK RETURN BAR CHART

"1995"         34.97
"1996"         29.41
"1997"         29.02
"1998"         29.05
"1999"         32.25
"2000"        -18.22
"2001"        -13.35
"2002"        -33.57
"2003"         32.54
"2004"         10.23

TOTAL RETURN

THE BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S SHARES FOR EACH OF THE FULL CALENDAR YEARS SINCE ITS INCEPTION.

================================================================================
RISK RETURN TABLE

This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                                                   Five       Ten        Since
                     Inception Date     1 year     years     years     inception
--------------------------------------------------------------------------------
Fund                     6/16/94        10.23%    (7.22)%    10.21%     10.08%
--------------------------------------------------------------------------------
S&P 500 Index                           10.87%    (2.30)%    12.07%       n/a

COMPARATIVE PERFORMANCE

THIS TABLE INDICATES THE RISK OF INVESTING IN THE FUND BY COMPARING THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS SHOWN TO THAT OF THE S&P 500 INDEX. THE S&P 500 INDEX IS A MARKET-VALUE WEIGHTED INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

================================================================================
FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum sales charge on purchases                            N/A
Maximum deferred sales charge on redemptions                 N/A
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
     Management fees                                         0.80%
--------------------------------------------------------------------------------
     Distribution and service (12b-1) fees                   None
--------------------------------------------------------------------------------
     Other expenses                                          0.05%
--------------------------------------------------------------------------------
     Total annual fund operating expenses                    0.85%
--------------------------------------------------------------------------------

FEES AND EXPENSES

THIS TABLE SETS FORTH THE FEES AND EXPENSES YOU WILL PAY IF YOU INVEST IN SHARES OF THE FUND. THESE FEES AND EXPENSES DO NOT REFLECT ANY OF THE FEES AND EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF SUCH FEES WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

================================================================================
EXAMPLE
--------------------------------------------------------------------------------
                                                        3        5       10
NUMBER OF YEARS YOU OWNED YOUR SHARES      1 YEAR     YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Your costs would be                          $87       $271     $471    $1049

The example assumes:  o  You invest $10,000 for the period shown

                      o You reinvest all distributions and dividends without a sales charge

                      o The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

                      o Your investment has a 5% return each year--the of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance

                      o  Redemption of your shares at the end of the period


THIS EXAMPLE HELPS YOU COMPARE THE COST OF INVESTING IN THE FUND WITH OTHER MUTUAL FUNDS. YOUR ACTUAL COST MAY BE HIGHER OR LOWER. THIS EXAMPLE DOES NOT INCLUDE EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF THE EXAMPLE INCLUDED THESE EXPENSES, THE FIGURES SHOWN WOULD BE HIGHER.

More on the Fund's Investments and Related Risks

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES

--------------------------------------------------------------------------------
The section entitled "Investments, Risks and Performance" describes the fund's investment objective and its principal investment strategies and risks. This section provides some additional information about the fund's investments and certain investment management techniques the fund may use. More information about the fund's investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.


Although the fund invests primarily in U.S. equity securities, it may also invest in foreign securities.

--------------------------------------------------------------------------------
EQUITY INVESTMENTS

Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENTS

Subject to its particular investment policies, the fund may, to a limited extent, invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The fund may invest in these securities primarily for their capital appreciation potential.


CREDIT QUALITY

If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase. The fund's credit standards also apply to counterparties to OTC derivatives contracts.


INVESTMENT GRADE SECURITIES

Securities are investment grade if:

o They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

o  They have received a comparable short-term or other rating.

o They are unrated securities that the subadviser believes are of comparable quality to investment grade securities.


HIGH YIELD, LOWER QUALITY SECURITIES (JUNK BONDS)

The fund may invest in fixed income securities that are high yield, lower quality securities (junk bonds) rated by a rating organization below its top four long term rating categories or unrated securities determined by the subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.

--------------------------------------------------------------------------------
FOREIGN INVESTMENTS

The fund may invest in foreign securities.

Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability, more limited availability of accurate information about foreign issues, and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

The Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits; however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DERIVATIVES AND HEDGING TECHNIQUES

The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

o  As a substitute for buying or selling securities

o  To enhance the fund's return

o  As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------
DEFENSIVE INVESTING

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER

The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS

The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

--------------------------------------------------------------------------------

Management

THE MANAGER

Travelers Investment Adviser Inc. ("TIA" or the "manager") is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

TRAVELERS INVESTMENT ADVISER INC.

Effective July 1, 2005, TIA is an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TIA was an indirect wholly owned subsidiary of Citigroup Inc. TIA is located at One Cityplace, Hartford, CT 06103. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.77 billion as of December 31, 2004.

The fees TIA receives from the fund for its services are as follows:

---------------------------------------------------------------------------------------------------------------
                                                        ACTUAL MANAGEMENT FEE
                                                        PAID FOR THE FISCAL YEAR      CONTRACTUAL MANAGEMENT
                                                        ENDED OCTOBER 31, 2004        FEE PAID
                                                        (AS A PERCENTAGE              (AS A PERCENTAGE
                                                        OF THE FUND'S                 OF THE FUND'S
FUND                                                    AVERAGE DAILY NET ASSETS)     AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------
Strategic Equity Portfolio (formerly Alliance
  Growth Portfolio)                                             0.80%                          0.80%
---------------------------------------------------------------------------------------------------------------

THE PORTFOLIO MANAGER

The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of the fund's portfolio manager.

---------------------------------------------------------------------------------------------------------------
  FUND                          PORTFOLIO MANAGER                             BUSINESS EXPERIENCE
---------------------------------------------------------------------------------------------------------------
  STRATEGIC EQUITY PORTFOLIO    ADAM HETNARSKI (since September 15, 2003)     Vice President and Portfolio
                                Fidelity Management & Research Company        Manager, Fidelity Management &
                                82 Devonshire Street                          Research Company. Mr. Hetnarski
                                Boston, MA 02109                              joined Fidelity Management &
                                                                              Research Company in 1991. Since
                                                                              joining Fidelity Management &
                                                                              Research Company, he has worked
                                                                              as a research analyst and
                                                                              portfolio manager.
---------------------------------------------------------------------------------------------------------------

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and (c) continue the employment of an existing subadvisor on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadvisor. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TIA is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers.

ADMINISTRATOR AND TRANSFER AGENT

The Travelers Insurance Company ("TIC") serves as the fund's administrator. TIC has entered into a sub-administrative service agreement with State Street Bank and Trust Company to perform the fund's administrative, pricing and bookkeeping services. TIC on behalf of the fund has also entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent on behalf of the fund.

Additional information about the subadviser

FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR Co."), located at 82 Devonshire Street, Boston, Massachusetts 02109, acts as the subadviser for the fund. As of December 31, 2004, FMR Co. had approximately $932.8 billion in total assets under management.

RECENT DEVELOPMENTS

On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Funds"), which included the Predecessor Fund.

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group ("First Data"), the Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before. Additionally, the SEC order finds that Citigroup Asset Management ("CAM"), the Citigroup business unit that, until the sale of Travelers Life & Annuity ("TL&A") by Citigroup to MetLife was consummated, included this fund's investment manager, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers.

The remaining $183.7 million to be paid under the SEC order, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order. Independent of this requirement and in connection with the sale of TL&A by Citigroup to MetLife, TIC,on behalf of the fund, has entered into an agreement with PFPC, under which PFPC serves as the fund's transfer agent.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

Share Transactions

AVAILABILITY OF THE FUND

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.

REDEMPTION OF SHARES

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

MARKET TIMING

The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or
(ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any fund and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the investment adviser monitors cashflows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the investment adviser may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

LIMITATIONS ON THE TRUST'S ABILITY TO DETECT AND DETER MARKET TIMING

The funds are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these inter mediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

RISKS ASSOCIATED WITH MARKET TIMING GENERALLY

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of fund shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the fund's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a fund to sell fund securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a fund may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect fund performance.

Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.

Share Price

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund's currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund's Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

Financial Highlights


Subject to the approval of the Predecessor Fund's shareholders, on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no investment operations. Under these circumstances, the fund is required to present financial information of the Predecessor Fund.

The financial highlights table is intended to help you understand the performance of the Predecessor Fund for the past five years. The information in the following table has been derived from the Predecessor Fund's financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

For a share of capital stock outstanding throughout each year ended October 31.

---------------------------------------------------------------------------------------------------------------
                                                                       STRATEGIC EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------
                                                         2004       2003        2002        2001        2000

---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                     $15.16      $12.59      $16.67      $28.63      $28.35
---------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income (loss)                           0.14       (0.03)       0.04        0.07        0.05
  Net realized and unrealized gain (loss)                1.14        2.62       (4.05)      (8.60)       2.66
---------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                      1.28        2.59       (4.01)      (8.53)       2.71
---------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                    --       (0.02)      (0.07)      (0.05)      (0.03)
  Net realized gains                                       --          --          --       (3.38)      (2.40)
---------------------------------------------------------------------------------------------------------------
Total distributions                                        --       (0.02)      (0.07)      (3.43)      (2.43)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of year                           $16.44      $15.16      $12.59      $16.67      $28.63
---------------------------------------------------------------------------------------------------------------
Total return(1)                                          8.44%      20.57%     (24.05)%    (32.05)%      9.27%
---------------------------------------------------------------------------------------------------------------
Net assets, end of year (millions)                       $508        $550        $516        $845      $1,370
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                               0.85%(2)    0.84%       0.83%       0.82%       0.81%
  Net investment income (loss)                           0.81       (0.20)       0.19        0.31        0.17
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   213%        167%        100%         46%         47%
---------------------------------------------------------------------------------------------------------------

(1) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower.

(2) The investment manager waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to these waivers.

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed infor-mation about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One Cityplace, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                           Strategic Equity Portfolio















(Investment Company Act file no. 811-6465)                               L-24530

The Travelers Series Trust

PROSPECTUS

MAY 21, 2005
(SUPPLEMENTED JULY 1, 2005)


VAN KAMPEN ENTERPRISE PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

CONTENTS
--------------------------------------------------------------------------------

THE TRAVELERS SERIES TRUST CONSISTS OF 29 SEPARATE INVESTMENT FUNDS, EACH WITH ITS OWN INVESTMENT OBJECTIVE AND POLICIES. THIS PROSPECTUS RELATES TO ONE OF THOSE FUNDS. EACH OF THE 29 FUNDS OFFERS DIFFERENT LEVELS OF POTENTIAL RETURN AND INVOLVES DIFFERENT LEVELS OF RISK.

                                                                           PAGE
--------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE ..........................................  2
MORE ON THE FUND'S INVESTMENTS AND RELATED RISKS ............................  5
MANAGEMENT ..................................................................  8
SHARE TRANSACTIONS .......................................................... 10
SHARE PRICE ................................................................. 12
DIVIDENDS, DISTRIBUTIONS AND TAXES ......................................... .13
FINANCIAL HIGHLIGHTS ........................................................ 14
--------------------------------------------------------------------------------

INVESTMENTS, RISKS AND PERFORMANCE
--------------------------------------------------------------------------------

Van Kampen Enterprise Portfolio

INVESTMENT OBJECTIVE

Capital appreciation by investing in a portfolio of securities consisting principally of common stocks.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests primarily in common stocks of growth companies.

ADDITIONAL INVESTMENTS For information on the fund's additional investments and related risks, please read pages 5-7.

--------------------------------------------------------------------------------

                    SELECTION PROCESS

                    The subadviser seeks growth opportunities by investing in any market capitalization range. The subadviser emphasizes growth companies but may also invest in companies in cyclical industries during periods when their securities appear attractive to the subadviser for capital appreciation.

                    The subadviser looks for companies with a combination of strong business fundamentals at an attractive valuation. These characteristics include:

                    o Established records of growth in sales

                    o Established records of growth in earnings

                    o Entering a growth cycle with the expectation that the
                      stock of the company will increase in value

                    THE SUBADVISER MAY SELL A SECURITY WHEN IT IS ADVISABLE BASED ON THE FOLLOWING FACTORS:

                    o Change in economic or market factors in general or within a particular industry

                    o Change in market trends or other factors affecting an
                      individual security o Changes in the relative market performance or appreciation possibilities of an individual security

                    o Other circumstances relating to the desirability of a
                      given investment
2

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

o  The U.S. stock market declines.

o Large, small or medium capitalization companies fall out of favor with investors.

o An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock or industry.

o The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock or industry proves to be incorrect.

o  Key economic trends become materially unfavorable.

Compared to large capitalization companies, the securities of small and medium capitalization companies are more likely to:

o  Have more volatile share prices

o  Have more limited product lines

o  Have fewer capital resources

o  Have more limited management depth

o  Experience sharper swings in market prices

o  Be harder to sell at times and prices the manager believes appropriate

o  Offer greater potential for gains and losses

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.
--------------------------------------------------------------------------------

FUND PERFORMANCE

THE PERFORMANCE SHOWN IN THE BAR CHART, QUARTERLY RETURNS, AND RISK RETURN TABLE SHOWN BELOW IS FOR THE FUND'S PREDECESSOR FUND, VAN KAMPEN ENTERPRISE PORTFOLIO, A SERIES OF TRAVELERS SERIES FUND ("PREDECESSOR FUND"). ON JULY 1, 2005, PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION THAT WAS APPROVED BY THE PREDECESSOR FUND'S SHAREHOLDERS, THE FUND ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF THE PREDECESSOR FUND. THIS BAR CHART INDICATES THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. PERFORMANCE FIGURES DO NOT REFLECT EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. THESE EXPENSES WILL REDUCE PERFORMANCE. PLEASE REFER TO THE SEPARATE ACCOUNT PROSPECTUS FOR MORE INFORMATION ON EXPENSES.

QUARTERLY RETURNS:
Highest: 25.03% in 4th quarter 1998;
Lowest: -21.73% in 1st quarter 2001

RISK RETURN BAR CHART


"1995"   32.55%
"1996"   23.04%
"1997"   28.69%
"1998"   25.12%
"1999"   25.93%
"2000"   -14.65%
"2001"   -21.25%
"2002"   -29.35%
"2003"   25.61%
"2004"   3.58%



TOTAL RETURN

THE BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S SHARES FOR EACH OF THE FULL CALENDAR YEARS SINCE ITS INCEPTION.

================================================================================

RISK RETURN TABLE

This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                       Inception                  Five        Ten        Since
                          Date        1 year      years      years     inception
--------------------------------------------------------------------------------
Fund                    6/16/94        3.88%      (9.13)%     7.43%       n/a
--------------------------------------------------------------------------------
Russell Index                          6.30%      (9.29)%     9.59%
--------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE

THIS TABLE INDICATES THE RISK OF INVESTING IN THE FUND BY COMPARING THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS SHOWN TO THAT OF THE RUSSELL 1000 GROWTH INDEX ("RUSSELL INDEX"). THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

================================================================================

FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY INTO YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum sales charge on purchases                            N/A
--------------------------------------------------------------------------------
Maximum deferred sales charge on redemptions                 N/A
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                             0.70%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                       None
--------------------------------------------------------------------------------
Other expenses                                              0.10%
--------------------------------------------------------------------------------
Total annual fund operating expenses                        0.80%
--------------------------------------------------------------------------------

FEES AND EXPENSES

THIS TABLE SETS FORTH THE FEES AND EXPENSES YOU WILL PAY IF YOU INVEST IN SHARES OF THE FUND. THESE FEES AND EXPENSES DO NOT REFLECT ANY OF THE FEES AND EXPENSES INCURRED FROM INVESTING THROUGH A SEPERATE ACCOUNT. IF SUCH FEES WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

================================================================================
EXAMPLE

--------------------------------------------------------------------------------
NUMBER OF YEARS YOU OWNED YOUR SHARES    1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Your costs would be                        $82       $255      $444      $990

The example assumes: o You invest $10,000 for the period shown

                     o You reinvest all distributions and dividends without a sales charge

                     o The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

                     o Your investment has a 5% return each year--the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance

                     o  Redemption of your shares at the end of the period

THIS EXAMPLE HELPS YOU COMPARE THE COST OF INVESTING IN THE FUND WITH OTHER MUTUAL FUNDS. YOUR ACTUAL COST MAY BE HIGHER OR LOWER. THE EXAMPLE DOES NOT INCLUDE EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF THE EXAMPLE INCLUDED THESE EXPENSES, THE FIGURES SHOWN WOULD BE HIGHER.

More on the Fund's Investments and Related Risks

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES

--------------------------------------------------------------------------------
The section entitled "Investments, Risks and Performance" describes the fund's investment objective and its principal investment strategies and risks. This section provides some additional information about the fund's investments and certain investment management techniques the fund may use. More information about the fund's investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.
--------------------------------------------------------------------------------
EQUITY INVESTMENTS

The fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
--------------------------------------------------------------------------------
FIXED INCOME INVESTMENTS

The fund may, to a limited extent, invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY

If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating of investment grade. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

--------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES

Securities are investment grade if:

o They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

o  They have received a comparable short-term or other rating.

o They are unrated securities that the manager believes are of comparable quality to investment grade securities.

--------------------------------------------------------------------------------
FOREIGN AND EMERGING MARKET INVESTMENTS

The fund may invest up to 15% of its total assets in foreign securities.

Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.
--------------------------------------------------------------------------------
Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

The Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DERIVATIVES AND HEDGING TECHNIQUES

The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

o  As a substitute for buying or selling securities

o  To enhance the fund's return

o  As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------
SECURITIES LENDING

The fund may engage in securities lending to increase its net investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------
DEFENSIVE INVESTING

The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER

The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS

The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.
--------------------------------------------------------------------------------

Management

THE MANAGER

Travelers Investment Adviser Inc. ("TIA" or the "manager") is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

TRAVELERS INVESTMENT ADVISER INC.

Effective July 1, 2005, TIA is an indirect wholly owned subsidiary of MetLife, Inc. TIA is located at One Cityplace, Hartford, CT 06103. Prior to that date, TIA was an indirect wholly-owned subsidiary of Citigroup Inc. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.77 billion as of December 31, 2004.

Fees TIA receives from the fund for its services are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                          ACTUAL MANAGEMENT FEE
                                                          PAID FOR THE FISCAL YEAR         CONTRACTUAL MANAGEMENT
                                                          ENDED OCTOBER 31, 2004           FEE PAID
                                                          (AS A PERCENTAGE OF THE          (AS A PERCENTAGE OF THE
                                                          FUND'S AVERAGE DAILY NET         FUND'S AVERAGE DAILY NET
FUND                                                      ASSETS)                          ASSETS)
--------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio                                      0.70%                     0.70%
--------------------------------------------------------------------------------------------------------------------

THE PORTFOLIO MANAGER

The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the names and business experience of the fund's portfolio managers.

------------------------------------------------------------------------------------------------------------
FUND                              PORTFOLIO MANAGER                       BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------

VAN KAMPEN                       Systematic Strategies Group of
ENTERPRISE PORTFOLIO             Van Kampen Asset Management
                                 Van Kampen Asset Management Inc.
                                 1 Parkview Plaza
                                 P.O. Box 5555 Oakbrook
                                 Terrace, IL 60181-5555
                                 SANDIP BHAGAT (TEAM LEADER)                Managing Director, Van Kampen
                                 (since 2004)                               Asset Management.
                                 Van Kampen Asset Management
                                 FENG CHANG (since 2004)                    Executive Director, Van Kampen
                                 Van Kampen Asset Management                Asset Management.
                                 KEVIN JUNG (since 2004)                    Executive Director, Van Kampen
                                 Van Kampen Asset Management                Asset Management.
                                 LEAH MODIGLIANI (since 2004)               Executive Director, Van Kampen
                                 Van Kampen Asset Management                Asset Management
                                 HOOMAN YAGHOOBI (since 2004)               Executive Director, Van Kampen
                                 Van Kampen Asset Management                Asset Management

------------------------------------------------------------------------------------------------------------


Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and (c) continue the employment of an existing sub-advisor on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadvisor. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TIA is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers

ADMINISTRATOR AND TRANSFER

AGENT The Travelers Insurance Company ("TIC") serves as the fund's administrator. TIC has entered into a sub-administrative service agreement with State Street Bank and Trust Company to perform the fund's administrative, pricing and bookkeeping services. TIC on behalf of the fund has also entered into an agreement with PFPC Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent.

ADDITIONAL INFORMATION ABOUT THE SUBADVISER

Van Kampen Asset Management is a wholly owned subsidiary of Van Kampen Investments ("Van Kampen"). Van Kampen is a diversified asset management company. Van Kampen has more than $431 billion under management or supervision as of December 31, 2004.

RECENT DEVELOPMENTS

On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Funds"), which included the Predecessor Fund.

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group ("First Data"), the Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before. Additionally, the SEC order finds that Citigroup Asset Management ("CAM"), the Citigroup business unit that, until the sale of Travelers Life & Annuity ("TL&A") by Citigroup to MetLife was consummated, included this fund's investment manager, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers.

The remaining $183.7 million to be paid under the SEC order, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order. Independent of this requirement and in connection with the sale of TL&A by Citigroup to MetLife, TIC, on behalf of the fund, has entered into an agreement with PFPC, under which PFPC serves as the fund's transfer agent.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

Share Transactions

AVAILABILITY OF THE FUND

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.

REDEMPTION OF SHARES

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

MARKET TIMING

The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or
(ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any fund and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the manager monitors cashflows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

LIMITATIONS ON THE TRUST'S ABILITY TO DETECT AND DETER MARKET TIMING

The funds are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

RISKS ASSOCIATED WITH MARKET TIMING GENERALLY

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a fund to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.

Share Price

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund's currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund's Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

Financial Highlights

Pursuant to the approval of the Predecessor Fund's shareholders, on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no investment operations. Under these circumstances, the fund is required to present financial information of the Predecessor Fund.

The financial highlights table is intended to help you understand the performance of the Predecessor Fund for the past five years. The information in the following table has been derived from the Predecessor Fund's financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

For a share of capital stock outstanding throughout each year ended October 31.

--------------------------------------------------------------------------------------------------------------------------
                                                                       VAN KAMPEN ENTERPRISE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                        2004           2003          2002         2001           2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                    $ 11.03        $  9.40       $ 11.81       $ 25.60       $ 25.52
--------------------------------------------------------------------------------------------------------------------------
Income (loss) operations:
  Net investment income (loss)                           0.03           0.01          0.05          0.03         (0.06)
  Net realized and unrealized gain (loss)               (0.02)          1.67         (2.42)        (9.05)         3.87
--------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                      0.01           1.68         (2.37)        (9.02)         3.81
--------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                 (0.02)         (0.05)        (0.04)        (0.00)*       (0.00)*
  Net realized gains                                       --             --            --         (4.77)        (3.73)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (0.02)         (0.05)        (0.04)        (4.77)        (3.73)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                          $ 11.02        $ 11.03       $  9.40       $ 11.81       $ 25.60
--------------------------------------------------------------------------------------------------------------------------
Total return(1)                                          0.05%         17.93%       (20.07)%      (37.52)%       13.92%
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (millions)                    $    79        $    97       $   100       $   165       $   331
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                               0.80%(2)       0.80%         0.76%         0.74%         0.72%
  Net investment income (loss)                           0.26           0.13          0.30          0.18         (0.22)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   157%           123%           87%          107%          117%(1)
--------------------------------------------------------------------------------------------------------------------------

(1) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower.

(2) The investment adviser waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to these waivers.

*    Amount represents less than $0.01 per share.

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One CityPlace, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                         Van Kampen Enterprise Portfolio








(Investment Company Act file no. 811-6465)                              L-24534

   The Travelers Series Trust

   PROSPECTUS

   MAY 21, 2005
   (SUPPLEMENTED JULY 1, 2005)

   TRAVELERS MANAGED INCOME
   PORTFOLIO












   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE



SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

--------------------------------------------------------------------------------
CONTENTS


THE TRAVELERS SERIES TRUST (THE "COMPANY") CONSISTS OF 29 SEPARATE INVESTMENT FUNDS, EACH WITH ITS OWN INVESTMENT OBJECTIVE AND POLICIES. THIS PROSPECTUS RELATES TO ONE OF THOSE FUNDS. EACH OF THE 29 FUNDS OFFERS DIFFERENT LEVELS OF POTENTIAL RETURN AND INVOLVES DIFFERENT LEVELS OF RISK.

                                                                            PAGE
--------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE........................................    2
MORE ON THE FUND'S INVESTMENTS AND RELATED RISKS..........................    5
MANAGEMENT................................................................    9
SHARE TRANSACTIONS........................................................   11
SHARE PRICE...............................................................   12
DIVIDENDS, DISTRIBUTIONS AND TAXES........................................   13
FINANCIAL HIGHLIGHTS......................................................   14

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

INVESTMENTS, RISKS AND PERFORMANCE


Travelers Managed Income Portfolio


INVESTMENT OBJECTIVE

High current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests primarily in U.S. corporate debt obligations and U.S. government securities, including mortgage- and asset backed securities, but may also invest to a limited extent in foreign issuers.

CREDIT QUALITY: The fund invests primarily in investment grade obligations. Up to 35% of the fund's assets may be invested in below investment grade obligations with no minimum rating.

DURATION: At least 65% of the fund's assets are invested in securities having durations of 10 years or less. The fund's average portfolio duration will vary between 2 to 5 years depending on the manager's outlook for interest rates.

ADDITIONAL INVESTMENTS For information on the fund's additional investments and related risks, please read pages 5-8.

--------------------------------------------------------------------------------


                     SELECTION PROCESS

                     The manager uses a three step "top down" investment approach to selecting investments for the fund by identifying undervalued sectors and individual securities. Specifically, the manager:

                     o Determines appropriate sector and maturity weightings
                       based on the manager's intermediate and long-term assessments of broad economic and interest rate trends

                     o Uses fundamental research methods to identify undervalued sectors of the government and corporate debt markets and adjusts portfolio positions to take advantage of new information

                     o Analyzes yield maturity, issue classification and quality characteristics to identify individual securities that present what the manager considers the optimal balance of potential return and manageable risk

PRINCIPAL RISKS OF INVESTING IN THE FUND

While investing in debt securities can bring added benefits, it may also involve risks. Investors could lose money in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

o The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.

o Interest rates go up, causing the prices of debt securities in the fund to fall.

o As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

o As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.

o The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

FUND PERFORMANCE

THIS BAR CHART INDICATES THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. PERFORMANCE FIGURES DO NOT REFLECT EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. THESE EXPENSES WILL REDUCE PERFORMANCE. PLEASE REFER TO THE SEPARATE ACCOUNT PROSPECTUS FOR MORE INFORMATION ON EXPENSES.


THE PERFORMANCE SHOWN IN THE BAR CHART, QUARTERLY RETURNS, AND RISK RETURN TABLE SHOWN BELOW IS FOR THE FUND'S PREDECESSOR, TRAVELERS MANAGED INCOME PORTFOLIO, A SERIES OF TRAVELERS SERIES FUND ("PREDECESSOR FUND").

ON JULY 1, 2005, PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION THAT WAS APPROVED BY THE PREDECESSOR FUND'S SHAREHOLDERS, THE FUND ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF THE PREDECESSOR FUND.

QUARTERLY RETURNS:
Highest: 5.75% in 2nd quarter 1995;
Lowest: -2.39% in 1st quarter 1996

RISK RETURN BAR CHART

"1995"   16.02
"1996"   2.93
"1997"   9.72
"1998"   5.07
"1999"   0.89
"2000"   7.89
"2001"   6.74
"2002"   2.19
"2003"   8.43
"2004"   2.85

TOTAL RETURN

THE BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S SHARES FOR EACH OF THE FULL CALENDAR YEARS SINCE ITS INCEPTION.

================================================================================

RISK RETURN TABLE

This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------
                       Inception                  Five        Ten        Since
                          Date        1 year      years      years     inception
--------------------------------------------------------------------------------
Fund                      6/16/94      2.85%       5.59%      6.19%       n/a
--------------------------------------------------------------------------------
Lehman Brothers Index                  3.04%       7.21%      7.16%       n/a

================================================================================


COMPARATIVE PERFORMANCE

THIS TABLE INDICATES THE RISK OF INVESTING IN THE FUND BY COMPARING THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS SHOWN TO THAT OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/ CREDIT BOND INDEX ("LEHMAN BROTHERS INDEX"), FORMERLY KNOWN AS THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/ CORPORATE BOND INDEX, A BROAD-BASED UNMANAGED INDEX OF BONDS ISSUED BY THE U.S. GOVERNMENT AND ITS AGENCIES AS WELL AS CERTAIN CORPORATE ISSUERS. THE LEHMAN BROTHERS INDEX IS UNMANAGED AND IS NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES OF A MUTUAL FUND. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

FEE TABLE

--------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge on purchases                                      N/A
Maximum deferred sales charge on redemptions                           N/A
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
            Management fees                                            0.65%
--------------------------------------------------------------------------------
            Distribution and service (12b-1) fees                      None
            Other expenses                                             0.04%
--------------------------------------------------------------------------------
            Total annual fund operating expenses                       0.69%


FEES AND EXPENSES

THIS TABLE SETS FORTH THE FEES AND EXPENSES YOU WILL PAY IF YOU INVEST IN SHARES OF THE FUND. THESE FEES AND EXPENSES DO NOT REFLECT ANY OF THE FEES AND EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF SUCH FEES WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

THIS EXAMPLE HELPS YOU COMPARE THE COST OF INVESTING IN THE FUND WITH OTHER MUTUAL FUNDS. YOUR ACTUAL COST MAY BE HIGHER OR LOWER. THE EXAMPLE DOES NOT INCLUDE EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT.
IF THE EXAMPLE INCLUDED THESE EXPENSES, THE FIGURES SHOWN WOULD BE HIGHER.

================================================================================

EXAMPLE

--------------------------------------------------------------------------------
NUMBER OF YEARS YOU OWNED YOUR SHARES  1 YEAR     3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Your costs would be                      $70       $221       $384       $859

The example assumes:  o  You invest $10,000 for the period shown

                      o You reinvest all distributions and dividends without a sales charge o The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

                      o Your investment has a 5% return each year--the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance

                      o  Redemption of your shares at the end of the period

More on the Fund's Investments and Related Risks

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES

--------------------------------------------------------------------------------

The section entitled "Investments, Risks and Performance" describes the fund's investment objectives and its principal investment strategies and risks. This section provides some additional information about the fund's investments and certain investment management techniques the fund may use. More information about the fund's investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.

The fund may invest up to 35% of its total assets in non-investment grade debt obligations, commonly known as "junk bonds." The fund may also invest up to 35% of its total assets in fixed-income obligations having durations longer than 10 years and invest up to 25% of its assets in asset-backed and mortgage-backed securities, including CMOs.

--------------------------------------------------------------------------------

FIXED INCOME INVESTMENTS

The fund invests in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The fund may invest in mortgage-backed and asset-backed securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT QUALITY

If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.


INVESTMENT GRADE SECURITIES

Securities are investment grade if:

o They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

o  They have received a comparable short-term or other rating.

o They are unrated securities that the manager believes are of comparable quality to investment grade securities.

--------------------------------------------------------------------------------
HIGH YIELD, LOWER QUALITY SECURITIES

The fund may invest in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.

--------------------------------------------------------------------------------
FOREIGN INVESTMENTS

The fund may invest up to 20% of its assets in foreign securities.

Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

The Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits; however, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOVEREIGN GOVERNMENT AND SUPRANATIONAL DEBT

The fund may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include:

o Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.

o Participations in loans between emerging market governments and financial institutions.

o Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.

o Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

o  Brady Bonds

o Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.

o Fixed income securities issued by supranational entities such as the World Bank or the European Union (a supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)

--------------------------------------------------------------------------------
DERIVATIVES AND HEDGING TECHNIQUES

The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

o  As a substitute for buying or selling securities

o  To enhance the fund's return

o  As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITIES LENDING

The fund may engage in securities lending to increase its net investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------
DEFENSIVE INVESTING

The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER

The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS

The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

--------------------------------------------------------------------------------

Management

THE MANAGERS

Travelers Asset Management International Company LLC ("TAMIC" or the "manager") is the fund's manager. TAMIC has engaged a subaviser to select investments for the fund.

TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY, LLC

Effective July 1, 2005, TAMIC is an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TAMIC was an indirect wholly owned subsidiary of Citigroup Inc. TAMIC managed $14.1 billion in assets as of December 31, 2004, including institutional, pension, corporate and insurance company accounts. TAMIC is located at 242 Trumbull Street, Hartford, Connecticut 06103. TAMIC also acts as investment adviser or subadviser for other investment companies used to fund variable products, as well as for individual and pooled pension and profit-sharing accounts, and for affiliated domestic insurance companies.

The fees TAMIC receives from the fund for its services are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                           ACTUAL MANAGEMENT FEE
                                                           PAID FOR THE FISCAL YEAR       CONTRACTUAL MANAGEMENT
                                                           ENDED OCTOBER 31, 2004         FEE PAID
                                                           (AS A PERCENTAGE OF THE        (AS A PERCENTAGE OF THE
                                                           FUND'S AVERAGE DAILY NET       FUND'S AVERAGE DAILY NET
                                                           ASSETS)                        FUND ASSETS)
--------------------------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                                 0.65%                       0.65%
--------------------------------------------------------------------------------------------------------------------


THE PORTFOLIO MANAGER
The fund's investments are selected by a subadviser, which is supervised by TAMIC.


------------------------------------------------------------------------------------------------------------
FUND                              PORTFOLIO MANAGER                       BUSINESS EXPERIENCE
------------------------------------------------------------------------------------------------------------

TRAVELERS MANAGED                 GENE COLLINS (since 2004)               Senior Portfolio Manager and
INCOME PORTFOLIO                  SBAM                                    Managing Director
                                  399 Park Avenue                         Salomon Brothers Asset
                                  New York, New York 10043                Management Inc.

                                  KURT LIN (since 2004)                   Portfolio Manager and Director
                                  SBAM                                    Salomon Brothers Asset Management Inc.
                                  399 Park Avenue
                                  New York, New York 10043

------------------------------------------------------------------------------------------------------------

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and (c) continue the employment of an existing subadvisor on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadvisor. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TAMIC is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers.

ADMINISTRATOR AND TRANSFER AGENT

The Travelers Insurance Company ("TIC") serves as the fund's administrator. TIC has entered into a sub-administrative service agreement with State Street Bank and Trust Company to perform the fund's administrative, pricing and bookkeeping services. TIC on behalf of the fund has also entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent.

RECENT DEVELOPMENTS

On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Funds"), which included the Predecessor Fund.

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group ("First Data"), the Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before. Additionally, the SEC order finds that Citigroup Asset Management ("CAM"), the Citigroup business unit that, until the sale of Travelers Life & Annuity ("TL&A") by Citigroup to MetLife was consummated, included this fund's investment manager, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers.

The remaining $183.7 million to be paid under the SEC order, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order. Independent of this requirement and in connection with the sale of TL&A by Citigroup to MetLife, TIC, on behalf of the fund, has entered into an agreement with PFPC, under which PFPC serves as the fund's transfer agent.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

Share Transactions

AVAILABILITY OF THE FUND

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.

REDEMPTION OF SHARES

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

MARKET TIMING

The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or
(ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any fund and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the investment adviser monitors cashflows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the investment adviser may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

LIMITATIONS ON THE TRUST'S ABILITY TO DETECT AND DETER MARKET TIMING

The funds are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

RISKS ASSOCIATED WITH MARKET TIMING GENERALLY

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of fund shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the fund's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a fund to sell fund securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a fund may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect fund performance.

Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.


Share Price

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed on the SAI.

The Board of Directors has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated certain valuation functions for the fund to the manager.


12  TRAVELERS SERIES FUND INC.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.


Dividends, Distributions and Taxes

The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.

Financial Highlights

Pursuant to the approval of the Predecessor Fund's shareholders, on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior to the date of this prospectus, the fund had no investment operations. Under these circumstances, the fund is required to present financial information of the Predecessor Fund.

The financial highlights table is intended to help you understand the performance of the Predcessor Fund for the past five years. The information in the following table has been derived from the Predecessor Fund's financial statements and was audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Predecessor Fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

For a share of capital stock outstanding throughout each year ended October 31.

--------------------------------------------------------------------------------------------------------------------------------
                                                                              TRAVELERS MANAGED INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                             2004        2003(1)        2002(1)          2001(1)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 11.84        $ 11.38        $ 12.57          $ 11.58        $ 11.49
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                                      0.36           0.50           0.56(2)          0.71           0.76
  Net realized and unrealized gain (loss)                    0.12           0.69          (1.07)(2)         0.83          (0.24)
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                          0.48           1.19          (0.51)            1.54           0.52
--------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                     (0.48)         (0.68)         (0.63)           (0.55)         (0.43)
  Net realized gains                                           --          (0.05)         (0.05)              --             --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (0.48)         (0.73)         (0.68)           (0.55)         (0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 11.84        $ 11.84        $ 11.38          $ 12.57        $ 11.58
--------------------------------------------------------------------------------------------------------------------------------
Total return(3)                                              4.19%         10.85%         (4.06)%          13.50%          4.55%
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s)                            $   278        $   252        $   208          $   221        $   151
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                                   0.69%(4)       0.68%          0.69%            0.68%          0.69%
  Net investment income                                      3.10           4.34           4.68(2)          5.76           6.56
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       123%           163%           177%             194%           181%
--------------------------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, those amounts would have been $0.60, $(1.11) and 5.02% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4) The investment manager waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to these waivers.


14  TRAVELERS SERIES FUND INC.

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the funds. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One City Place, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                       Travelers Managed Income Portfolio








(Investment Company Act file no. 811-6465)                               L-24533